SEI Institutional Managed Trust

Prospectus as of January 31, 2008

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

Large Cap Diversified Alpha Fund

S&P 500 Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small Cap Fund

Small/Mid Cap Diversified Alpha Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

Real Return Plus Fund

Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds (each a Fund, and together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Large Cap Value Fund	2

Large Cap Growth Fund	5

Tax-Managed Large Cap Fund	8

Large Cap Diversified Alpha Fund	12

S&P 500 Index Fund	17

Small Cap Value Fund	22

Small Cap Growth Fund	25

Tax-Managed Small Cap Fund	28

Small/Mid Cap Diversified Alpha Fund	32

Mid-Cap Fund	38

U.S. Managed Volatility Fund	41

Global Managed Volatility Fund	45

Tax-Managed Managed Volatility Fund	50

Real Estate Fund	54

Enhanced Income Fund	58

Core Fixed Income Fund	64

High Yield Bond Fund	69

Real Return Plus Fund	73

More Information About Fund Investments	78

Investment Adviser and Sub-Advisers	78

Purchasing, Selling and Exchanging Fund Shares	104

Disclosure of Portfolio Holdings Information	110

Dividends, Distributions and Taxes	110

Financial Highlights	112

How to Obtain More Information About SEI Institutional Managed Trust	Back Cover

SEI / PROSPECTUS

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, except the S&P 500 Index Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more sub-advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond and Real Return Plus Funds' assets in a manner that it believes will help the Funds achieve their investment goals. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the sub-advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Funds' sub-advisers (each, a Sub-Adviser and together, the Sub-Advisers) do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SEI / PROSPECTUS

LARGE CAP VALUE FUND

Fund Summary

Investment Goal:  Long-term growth of capital and income

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a value style, the Fund invests in U.S. common stocks of large companies

Investment Strategy

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies, including exchange-traded funds (ETFs). The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 17.14% (06/30/03)

Worst Quarter: -19.12% (09/30/02)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell 1000 Value Index.

Large Cap Value Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	-1.77%	13.69%	6.41%	9.60%
Return After Taxes on Distributions**	-3.90%	12.32%	5.17%	7.89%
Return After Taxes on Distributions and Sale of Fund Shares**	0.54%	11.70%	5.09%	7.66%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	-0.17%	14.63%	7.68%	12.34%

* The inception date for the Fund's Class A Shares is April 20, 1987. Prior to October 3, 1994, the Fund was advised by a different investment adviser and performance for that period is not shown. Index returns are shown from October 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.98	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Value Fund — Class A Shares (after waiver)	0.87%
Large Cap Value Fund — Class A Shares (after waiver and commission recapture)	0.87%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund — Class A Shares	$100	$312	$542	$1,201

SEI / PROSPECTUS

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in large cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 29.31% (12/31/98)

Worst Quarter: -24.84% (03/31/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell 1000 Growth Index.

Large Cap Growth Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	12.23%	11.56%	3.04%	8.92%
Return After Taxes on Distributions**	12.11%	11.51%	2.77%	8.33%
Return After Taxes on Distributions and Sale of Fund Shares**	7.95%	10.09%	2.56%	7.69%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	11.81%	12.10%	3.83%	9.38%

* The inception date for the Fund's Class A Shares is December 20, 1994. Index returns are shown from December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.02	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Growth Fund — Class A Shares (after waiver)	0.86%
Large Cap Growth Fund — Class A Shares (after waiver and commission recapture)	0.86%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund — Class A Shares	$104	$325	$563	$1,248

SEI / PROSPECTUS

TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal:  High long-term after-tax returns

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund seeks long-term capital appreciation while minimizing the current tax impact on shareholders by investing in large cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing

SEI / PROSPECTUS

expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund is also subject to the risk that large capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.

Best Quarter: 15.53% (06/30/03)

Worst Quarter: -18.15% (09/30/02)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell 1000 Index.

Tax-Managed Large Cap Fund — Class A	1 Year	5 Years	Since Inception*
Return Before Taxes	5.83%	12.91%	4.46%
Return After Taxes on Distributions**	5.44%	12.67%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares**	3.79%	11.21%	3.74%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)***	5.77%	13.43%	5.00%

* The inception date for the Fund's Class A Shares is March 5, 1998. Index returns are shown from March 31, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.02	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and/or the Fund's distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Tax-Managed Large Cap Fund — Class A Shares (after waiver)	0.86%
Tax-Managed Large Cap Fund — Class A Shares (after waiver and commission recapture)	0.86%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Large Cap Fund — Class A Shares	$104	$325	$563	$1,248

SEI / PROSPECTUS

LARGE CAP DIVERSIFIED ALPHA FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in large cap stocks and other equity securities

Investment Strategy

Under normal circumstances, the Large Cap Diversified Alpha Fund will invest at least 80% of its net assets in equity securities of large companies, ETFs, fixed income securities and derivative instruments, such as equity index futures or swaps, which are designed to correlate to a portfolio composed of large cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which sub-advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or "alpha") by making combined investments of derivatives and fixed income securities, and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market. The Fund seeks to exceed the total return of the Russell 1000 Index.

When investing directly in equity securities of large cap companies, such securities may include common stocks, preferred stocks or warrants. Sub-Advisers investing directly in equity securities may employ various strategies to seek to achieve excess returns. For example, certain Sub-Advisers may employ a long-only strategy, while other Sub-Advisers may also employ short sales. Sub-Advisers that engage in short sales may only do so in an amount up to 30% (measured at the time of investment) of the value of the portion of the Fund managed by that Sub-Adviser. When a Sub-Adviser sells securities short, it may use the proceeds from the sale to purchase long positions in additional equity securities. Short strategies may be used for both hedging and non-hedging purposes. The Fund may also invest in ETFs to gain exposure to certain segments of the equity market that are not necessarily based on the broad large cap market.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of large cap equity securities by investing in derivative instruments backed by other types of securities that can be used as collateral, such as U.S. and foreign corporate and government fixed income securities. These portfolio strategies are included in the Fund's principal investment strategy described above. The managers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a large cap benchmark by purchasing derivatives correlated to a broad large cap index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than large cap equities. Pursuant to a derivatives strategy, the Fund may invest in U.S. and foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign

SEI / PROSPECTUS

securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) (between $708.1 million and $511.9 billion as of December 31, 2007).

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payments to the Fund, the default will cause the value of your investment in the Fund to decrease.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark. These strategies expose the Fund to the risk that its portfolio of derivatives may not properly track the performance of the Fund's benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., large cap equity securities), and the Fund would underperform its benchmark index to the extent that the Fund's investments in other asset classes decline in value.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of

SEI / PROSPECTUS

currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares for two years. The performance information is based on full calendar years.

Best Quarter: 6.59% (12/31/06)

Worst Quarter: -3.70% (12/31/07)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell 1000 Index.

Large Cap Diversified Alpha Fund — Class A	1 Year	Since Inception*
Return Before Taxes	4.48%	7.66%
Return After Taxes on Distributions**	3.07%	6.65%
Return After Taxes on Distributions and Sale of Fund Shares**	3.31%	6.07%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)***	5.77%	10.51%

* The inception date for the Fund's Class A Shares is December 14, 2005. Index returns are shown from December 31, 2005.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.90	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.30	%***†

* Other expenses include interest and dividend expenses associated with securities sold short (Short Sale Expenses), which are estimated for the current fiscal year to be approximately 0.27%.

** Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of Short Sale Expenses, interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Short Sale Expenses will cause the Fund's total operating expenses to exceed this specified level. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Diversified Alpha Fund — Class A Shares (after waiver)	1.22%
Large Cap Diversified Alpha Fund — Class A Shares (excluding short sale expenses and after waiver and commission recapture)	0.95%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Diversified Alpha Fund — Class A Shares	$132	$412	$713	$1,568

SEI / PROSPECTUS

S&P 500 INDEX FUND

Fund Summary

Investment Goal:  Investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500 Index)

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing a sub-adviser, the Fund invests in the common stocks and other equity securities included in the S&P 500 Index

Investment Strategy

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund generally gives the same weight to a given stock as the S&P 500 Index does. In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in ETFs and engage in swaps. The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

What are the Risks of Investing in the Fund?

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The Sub-Adviser purchases only a representative portion of the securities in the

SEI / PROSPECTUS

S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

A swap is a privately negotiated over-the-counter derivative product in which the fund and another party agree to exchange payment streams, which are calculated by reference to a security, interest rate or index. The Fund's use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swaps are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease. The Fund will not enter into any swap agreement unless the Sub-Adviser believes that the other party to the transaction is creditworthy. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

SEI / PROSPECTUS

Performance Information

The S&P 500 Index Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Former S&P 500 Index Fund). The Fund is the successor to the Former S&P 500 Index Fund's performance and financial history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by illustrating the changes in the Former S&P 500 Index Fund's performance from year to year and by showing how the Former S&P 500 Index Fund's average annual returns over the past periods compare with those of a broad measure of market performance. Of course, the Former S&P 500 Index Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Former S&P 500 Index Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 21.21% (12/31/98)

Worst Quarter: -17.28% (09/30/02)

* The Fund commenced operations on September 17, 2007. The performance information from September 17, 2007 through December 31, 2007 is based on the performance of the Fund.

This table compares the Former S&P 500 Index Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the S&P 500 Index.

S&P 500 Index Fund — Class A†	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	5.18%	12.40%	5.50%	8.56%
Fund Return After Taxes on Distributions**	3.79%	11.66%	4.88%	7.85%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	4.41%	10.65%	4.54%	7.27%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	5.49%	12.83%	5.91%	9.06%

* The inception date of the Former S&P 500 Index Fund's Class A Shares is February 28, 1996. Index returns are shown from February 29, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SEI / PROSPECTUS

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

† The Fund commenced operations on September 17, 2007. The performance information from September 17, 2007 through December 31, 2007 is based on the performance of the Fund.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.43	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator and the Fund's distributor have each agreed to voluntarily waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With this fee waiver, the Fund's actual total operating expenses will be as follows:

S&P 500 Index Fund — Class A Shares	0.40%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund — Class A Shares	$44	$138	$241	$542

SEI / PROSPECTUS

SMALL CAP VALUE FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a value style, the Fund invests in common stocks of smaller U.S. companies

Investment Strategy

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $27.4 million and $6.1 billion as of December 31, 2007) or the S&P SmallCap 600 Index (between $56 million and $4.9 billion as of December 31, 2007). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 20.32% (06/30/03)

Worst Quarter: -19.78% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell 2000 Value Index.

Small Cap Value Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	-6.80%	16.00%	8.79%	12.53%
Return After Taxes on Distributions**	-9.41%	13.39%	6.88%	10.32%
Return After Taxes on Distributions and Sale of Fund Shares**	-2.43%	13.22%	6.90%	10.11%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	-9.78%	15.80%	9.06%	12.80%

* The inception date for the Fund's Class A Shares is December 20, 1994. Index returns are shown from December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.28	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Small Cap Value Fund — Class A Shares (after waiver)	1.14%
Small Cap Value Fund — Class A Shares (after waiver and commission recapture)	1.12%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund — Class A Shares	$130	$406	$702	$1,545

SEI / PROSPECTUS

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal:  Long-term capital appreciation

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in common stocks of smaller U.S. companies

Investment Strategy

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $27.4 million and $6.1 billion as of December 31, 2007) or the S&P SmallCap 600 Index (between $56 million and $4.9 billion as of December 31, 2007). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 45.02% (12/31/99)

Worst Quarter: -29.59% (09/30/01)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell 2000 Growth Index.

Small Cap Growth Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	1.90%	14.94%	6.55%	11.10%
Return After Taxes on Distributions**	0.30%	14.58%	5.08%	9.12%
Return After Taxes on Distributions and Sale of Fund Shares**	2.63%	13.08%	4.95%	8.84%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	7.05%	16.50%	4.32%	7.48%

* The inception date for the Fund's Class A Shares is April 20, 1992. Index returns are shown from April 30, 1992.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.28	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Small Cap Growth Fund — Class A Shares (after waivers)	1.14%
Small Cap Growth Fund — Class A Shares (after waivers and commission recapture)	1.12%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund — Class A Shares	$130	$406	$702	$1,545

SEI / PROSPECTUS

TAX-MANAGED SMALL CAP FUND

Fund Summary

Investment Goal:  High long-term after-tax returns

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund seeks long-term capital appreciation while minimizing the current tax impact on shareholders by buying and holding undervalued small cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $27 million and $20.82 billion as of December 31, 2007). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

SEI / PROSPECTUS

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for seven years. The performance information shown is based on full calendar years.

Best Quarter: 22.54% (06/30/03)

Worst Quarter: -17.86% (09/30/02)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell 2500 Index.

Tax-Managed Small Cap Fund — Class A	1 Year	5 Years	Since Inception*
Return Before Taxes	1.65%	16.17%	7.06%
Return After Taxes on Distributions**	0.49%	15.14%	6.39%
Return After Taxes on Distributions and Sale of Fund Shares**	2.13%	14.04%	6.02%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)***	1.38%	16.99%	8.60%

* The inception date for the Fund's Class A Shares is October 31, 2000. Index returns are shown from October 31, 2000.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.28	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Tax-Managed Small Cap Fund — Class A Shares (after waivers)	1.14%
Tax-Managed Small Cap Fund — Class A Shares (after waivers and commission recapture)	1.12%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Small Cap Fund — Class A Shares	$130	$406	$702	$1,545

SEI / PROSPECTUS

SMALL/MID CAP DIVERSIFIED ALPHA FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in small and mid cap stocks and other equity securities

Investment Strategy

Under normal circumstances, the Small/Mid Cap Diversified Alpha Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies, ETFs, fixed income securities and derivative instruments, such as equity index futures or swaps, which are designed to correlate to a portfolio composed of small and mid cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. small to mid cap benchmark. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or "alpha") by making combined investments of derivatives and fixed income securities, and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. small to mid cap equity market, returns may be derived in part from investing significant portions of the fund in securities outside of the small to mid cap market. The Fund seeks to exceed the total return of the Russell 2500 Index.

When investing directly in equity securities of small and mid cap companies, such securities may include common stocks, preferred stocks or warrants. Sub-Advisers investing directly in equity securities may employ various strategies to seek to achieve excess returns. For example, certain Sub-Advisers may employ a long-only strategy, while other Sub-Advisers may also employ short sales. Sub-Advisers that engage in short sales may only do so in an amount up to 30% (measured at the time of investment) of the value of the portion of the Fund managed by that Sub-Adviser. When a Sub-Adviser sells securities short, it may use the proceeds from the sale to purchase long positions in additional equity securities. Short strategies may be used for both hedging and non-hedging purposes. The Fund may also invest in ETFs to gain exposure to certain segments of the market that are not necessarily based on the broad small to mid cap market.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of small and mid cap equity securities by investing in derivative instruments backed by other types of securities that can be used as collateral, such as U.S. and foreign corporate and government fixed income securities. These portfolio strategies are included in the Fund's principal investment strategy described above. The managers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a small to mid cap benchmark by purchasing derivatives correlated to a broad small to mid cap index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than small and mid cap equities. Pursuant to a derivatives strategy, the Fund may invest in U.S. and foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell

SEI / PROSPECTUS

securities such as equity securities, mortgage-backed or other asset-backed securities, government bonds and currencies for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

For purposes of this Fund, a small to medium company is a company with a market capitalization in the range of companies in the Russell 2500 Index (between $27 million and $20.82 billion as of December 31, 2007).

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark. These strategies expose the Fund to the risk that its portfolio of derivatives may not properly track the performance of the Fund's benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., small cap equity securities), and the Fund would underperform its benchmark index to the extent that the Fund's investments in other asset classes decline in value.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

SEI / PROSPECTUS

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small to medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information shown is based on a full calendar year.

Best Quarter: 5.56% (06/30/07)

Worst Quarter: -7.93% (12/31/07)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell 2500 Index.

Small/Mid Cap Diversified Alpha Fund — Class A	1 Year	Since Inception*
Return Before Taxes	-6.34%	-6.18%
Return After Taxes on Distributions**	-6.64%	-6.50%
Return After Taxes on Distributions and Sale of Fund Shares**	-4.10%	-5.41%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)***	1.38%	1.38%

* The inception date for the Fund's Class A Shares is December 20, 2006. Index returns are shown from December 31, 2006.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.75	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	1.51	%***†

* Other expenses are based on estimated amounts for the current fiscal year. Other expenses include interest and dividend expenses associated with securities sold short (Short Sale Expenses), which are estimated for the current fiscal year to be approximately 0.12%.

** Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and/or the Fund's distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of Short Sale Expenses, interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Short Sale Expenses caused the Fund's total operating expenses to exceed the specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Small/Mid Cap Diversified Alpha Fund — Class A Shares (after waiver)	1.30%
Small/Mid Cap Diversified Alpha Fund — Class A Shares (excluding short sale expenses and after waiver and commission recapture)	1.18	%*

* This figure assumes that the Fund's Sub-Advisers with a 30% allocation engage in short sales in an amount up to 20% (measured at the time of investment) of the value of the portion of the Fund managed by the Sub-Advisers. If the Sub-Advisers with a 30% allocation were to engage in short sales up to 30% of the Fund's value, the Short Sale Expenses would equal 0.18%.

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only direct operating expenses incurred by the Fund, not the indirect cost of investing in underlying funds.

SEI / PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small/Mid Cap Diversified Alpha Fund — Class A Shares	$154	$477	$824	$1,802

SEI / PROSPECTUS

MID-CAP FUND

Fund Summary

Investment Goal:  Long-term capital appreciation

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a core style, the Fund invests in mid-cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $457.8 million and $41.7 billion as of December 31, 2007). The Fund utilizes multiple Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers, in managing the Fund's assets, select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole. The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 21.81% (12/31/98)

Worst Quarter: -22.08% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Russell Mid-Cap Index.

Mid-Cap Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	2.29%	18.42%	9.07%	11.81%
Return After Taxes on Distributions**	-0.10%	16.38%	7.17%	9.87%
Return After Taxes on Distributions and Sale of Fund Shares**	2.78%	15.46%	7.00%	9.55%
Russell Mid-Cap Index Return (reflects no deduction for fees, expenses or taxes)***	5.60%	18.21%	9.91%	12.61%

* The inception date for the Fund's Class A Shares is February 16, 1993. Index returns are shown from February 28, 1993.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.03	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of this waiver at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Mid-Cap Fund — Class A Shares	1.02%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Mid-Cap Fund — Class A Shares	$105	$328	$569	$1,259

SEI / PROSPECTUS

U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal:  Capital appreciation with less volatility than the broad U.S. equity markets

Share Price Volatility:  Medium

Principal Investment Strategy:  The Fund invests in common stocks and other equity securities and employs a broad range of investment strategies intended to generate capital appreciation but with a lower level of volatility than the broad U.S. equity markets

Investment Strategy

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

The Fund may use a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, employs various investment strategies intended to achieve returns similar to that of the broad U.S. equity markets, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to that of the broad U.S. equity markets but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad U.S. equity markets. The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

SEI / PROSPECTUS

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Sub-Advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Fund's price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares for three years. The performance information shown is based on full calendar years.

Best Quarter: 5.78% (06/30/07)

Worst Quarter: -1.59% (12/31/07)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the S&P 500 Index.

U.S. Managed Volatility Fund — Class A	1 Year	Since Inception*
Return Before Taxes	8.27%	11.52%
Return After Taxes on Distributions**	6.85%	10.52%
Return After Taxes on Distributions and Sale of Fund Shares**	5.79%	9.48%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	5.49%	10.68%

* The inception date for the Fund's Class A Shares is October 28, 2004. Index returns are shown from October 31, 2004.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01	%*
Total Annual Fund Operating Expenses	1.28	%**†

* Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and/or the Fund's distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

U.S. Managed Volatility Fund — Class A Shares	1.05%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund — Class A Shares	$130	$406	$702	$1,545

SEI / PROSPECTUS

GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal:  Capital appreciation with less volatility than the broad global equity markets

Share Price Volatility:  Medium

Principal Investment Strategy:  Using multiple sub-advisers, the Fund seeks to generate capital appreciation, but with a lower level of volatility than the broad global equity markets by employing investment strategies consistent with that goal

Investment Strategy

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures, swap agreements and engage in short sales.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund. Each Sub-Adviser, in managing its portion of the Fund's assets, employs various investment strategies intended to achieve returns similar to that of the broad global equity markets, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Adviser believed would produce a less volatile return stream to the market. Each Sub-Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment).

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to that of the broad global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad global equity markets. The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Fund's price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual

SEI / PROSPECTUS

funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

The Fund takes passive positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of securities. Passive investment in currencies may subject the Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information is based on a full calendar year.

Best Quarter: 2.97% (06/30/07)

Worst Quarter: -2.97% (12/31/07)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Morgan Stanley MSCI World Index.

Global Managed Volatility Fund — Class A	1 Year	Since Inception*
Return Before Taxes	0.03%	7.28%
Return After Taxes on Distributions**	-1.12%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares**	0.09%	5.55%
Morgan Stanley MSCI World Index Return (reflects no deduction for fees, expenses or taxes)***	9.04%	15.52%

* The inception date for the Fund's Class A Shares is July 27, 2006. Index returns are shown from July 31, 2006.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2006 the Morgan Stanley MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.33	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and/or the Fund's distributor voluntarily waived a portion of its fee in order to keep total direct operating expenses at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of this waiver at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Global Managed Volatility Fund — Class A Shares	1.12%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Global Managed Volatility Fund — Class A Shares	$135	$421	$729	$1,601

SEI / PROSPECTUS

TAX-MANAGED MANAGED VOLATILITY FUND

Fund Summary

Investment Goal:  To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets

Share Price Volatility:  Medium

Principal Investment Strategy:  The Fund invests in common stocks and other equity securities intended to generate capital appreciation in a tax-efficient manner, but with a lower level of volatility than the broad U.S. equity markets.

Investment Strategy

The Tax-Managed Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales. Although the Fund will be measured against the Russell 3000 Index, the Fund is expected to have significant sector and market capitalization deviations from the Index given its focus on absolute risk as opposed to index relative risk. This could lead to significant performance deviations relative to the Index over shorter-term periods.

The Fund may use a multi-manager approach, relying on a number of Sub-Advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, intends to achieve returns similar to that of the broad U.S. equity markets in a tax-efficient fashion, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. This will tend to lead the Fund's Sub-Advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, the Sub-Advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the

SEI / PROSPECTUS

Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to that of the broad U.S. and global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad U.S. and global equity markets. The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Sub-Advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Fund's price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

SEI / PROSPECTUS

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

SEI / PROSPECTUS

Performance Information

The Fund commenced operations on December 20, 2007. Because the Fund did not have a full calendar year of performance as of December 31, 2007, performance results for the Fund have not been provided.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.62	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.27	%***

* Other expenses are based on estimated amounts for the current fiscal year.

** Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator and/or the Fund's distributor may each voluntarily waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's, the Fund's administrator's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Tax-Managed Managed Volatility Fund — Class A Shares	0.65%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Tax-Managed Managed Volatility Fund — Class A Shares	$129	$403

SEI / PROSPECTUS

REAL ESTATE FUND

Fund Summary

Investment Goal:  Total return, including current income and capital appreciation

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund seeks above average total return, including current income and capital appreciation, by investing in real estate securities

Investment Strategy

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile

SEI / PROSPECTUS

than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class A Shares for four years. The performance information shown is based on full calendar years.

Best Quarter: 17.51% (12/31/04)

Worst Quarter: -13.28% (12/31/07)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Wilshire Real Estate Securities (Full Cap) Index.

Real Estate Fund — Class A	1 Year	Since Inception*
Return Before Taxes	-16.68%	16.42%
Return After Taxes on Distributions**	-18.63%	14.40%
Return After Taxes on Distributions and Sale of Fund Shares**	-9.98%	13.39%
Wilshire Real Estate Securities (Full Cap) Index Return (reflects no deduction for fees, expenses or taxes)***	-17.66%	14.99%

* The inception date for the Fund's Class A Shares is November 13, 2003. Index returns are shown from November 30, 2003.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire Real Estate Securities (Full Cap) Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs. The index is capitalization-weighted.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.28	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of this waiver at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Real Estate Fund — Class A Shares (after waiver)	1.13%
Real Estate Fund — Class A Shares (after waiver and commission recapture)	1.12%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Real Estate Fund — Class A Shares	$130	$406	$702	$1,545

SEI / PROSPECTUS

ENHANCED INCOME FUND

Fund Summary

Investment Goal:  Capital appreciation and income

Share Price Volatility:  Low to Medium

Principal Investment Strategy:  Using multiple sub-advisers, the Fund seeks to provide an enhanced return above LIBOR (London Interbank Offered Rate)

Investment Strategy

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund's Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund's average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.

The Sub-Advisers seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

SEI / PROSPECTUS

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual

SEI / PROSPECTUS

maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly

SEI / PROSPECTUS

liquid secondary market may have an adverse impact on the value of such instruments and on the Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of securities. Active investment in currencies may subject the Fund to additional risks, including changes in exchange rates, and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information is based on a full calendar year.

Best Quarter: 1.59% (06/30/07)

Worst Quarter: -2.09% (12/31/07)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the 3-Month LIBOR (USD) Index.

Enhanced Income Fund — Class A	1 Year	Since Inception*
Return Before Taxes	-1.03%	1.33%
Return After Taxes on Distributions**	-2.92%	-0.57%
Return After Taxes on Distributions and Sale of Fund Shares**	-0.64%	0.08%
3-Month LIBOR (USD) Index Return (reflects no deduction for fees, expenses or taxes)***	5.61%	5.62%

* The inception date for the Fund's Class A Shares is July 27, 2006. Index returns are shown from July 31, 2006.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The 3-Month LIBOR (USD) Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.01	%*
Total Annual Fund Operating Expenses	1.04	%**†

* Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were:

Enhanced Income Fund — Class A Shares	0.61%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only direct operating expenses incurred by the Fund, not the indirect cost of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Enhanced Income Fund — Class A Shares	$106	$331	$574	$1,271

SEI / PROSPECTUS

CORE FIXED INCOME FUND

Fund Summary

Investment Goal:  Current income consistent with the preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing multiple sub-advisers that have fixed income investment expertise, the Fund invests in investment grade U.S. fixed income securities

Investment Strategy

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign securities, including emerging market, corporate and Government fixed income securities, and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index. The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of December 31, 2007 it was 4.41 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by

SEI / PROSPECTUS

some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of securities. Active investment in currencies may subject the Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other instruments, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the underlying instruments to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage

SEI / PROSPECTUS

refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 4.63% (12/31/00)

Worst Quarter: -1.93% (06/30/04)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Lehman Brothers Aggregate Bond Index.

Core Fixed Income Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	4.04%	4.14%	5.54%	6.85%
Return After Taxes on Distributions**	2.26%	2.48%	3.37%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares**	2.60%	2.58%	3.42%	4.45%
Lehman Brothers Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	6.96%	4.42%	5.97%	7.56%

* The inception date for the Fund's Class A Shares is May 1, 1987. Index returns are shown from May 31, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.84	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Core Fixed Income Fund — Class A Shares	0.64%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Core Fixed Income Fund — Class A Shares	$86	$268	$466	$1,037

SEI / PROSPECTUS

HIGH YIELD BOND FUND

Fund Summary

Investment Goal:  Total return

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers that have high yield investment expertise, the Fund invests in high yield, high risk securities

Investment Strategy

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. In managing the Fund's assets, the Sub-Advisers and, to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata

SEI / PROSPECTUS

portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 6.84% (06/30/03)

Worst Quarter: -5.47% (12/31/00)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Merrill Lynch U.S. High Yield Master II Constrained Index.

High Yield Bond Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	1.48%	8.78%	5.13%	7.42%
Return After Taxes on Distributions**	-1.62%	5.77%	1.74%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares**	0.98%	5.77%	2.22%	4.11%
Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses or taxes)***†	2.53%	10.61%	5.58%	N/A

* The inception date for the Fund's Class A Shares is January 11, 1995.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends. In prior years, the Fund's return had been compared to the CS First Boston High Yield Index. The Adviser believes that the Merrill Lynch U.S. High Yield Master II Constrained Index better represents the U.S. high yield market and the Fund's investment opportunities.

† The Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.13	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and/or the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

High Yield Bond Fund — Class A Shares	0.87%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
High Yield Bond Fund — Class A Shares	$115	$359	$622	$1,375

SEI / PROSPECTUS

REAL RETURN PLUS FUND

Fund Summary

Investment Goal:  Total return exceeding the rate of inflation

Share Price Volatility:  Medium

Principal Investment Strategy:  Using multiple managers, the Fund invests in inflation-sensitive securities for inflation protection and other types of securities to enhance return

Investment Strategy

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment and non-investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return.

In an attempt to enhance return, the Fund may employ an "alpha overlay" strategy that is backed by the securities mentioned below. The overlay strategy may be invested in instruments across domestic and international equity, fixed income and currency markets. This strategy may use a wide range of derivative instruments (or direct investments) to allocate exposure among asset classes, countries and currencies. The Fund may allocate investments without limit to any one of the equity, bond and currency asset classes.

The Fund may also invest in other types of inflation-sensitive securities, such as REITs. A portion of the Fund's assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodity-linked securities include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs that are tied to the performance of a commodity or commodity index, or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

SEI / PROSPECTUS

A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available

SEI / PROSPECTUS

information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

The Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Further, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Investments in commodity-linked securities may be more volatile and less liquid than direct investment in the underlying commodities themselves. Commodity-related equities will not necessarily reflect changes in the price of commodities. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. In fact, commodity-related equities may actually have a higher correlation to movement in equities than the commodity market.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Collateralized debt obligations (CDOs) are a type of asset-backed security. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that equity securities of developed countries may underperform other segments of the equity markets or the equity markets as a whole.

SEI / PROSPECTUS

Performance Information

As of January 31, 2008, the Fund had not commenced operations and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.45	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.15	%***

* Other expenses are based on estimated amounts for the current fiscal year.

** Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Real Return Plus Fund — Class A Shares	0.70%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Real Return Plus Fund — Class A Shares	$117	$365

SEI / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. In addition, for temporary defensive purposes, the Small Cap Growth, Small Cap Value, Tax-Managed Small Cap, Mid-Cap and Small/Mid Cap Diversified Alpha Funds may invest all or a portion of their assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of December 31, 2007, SIMC had more than $91.3 billion in assets under management. For the fiscal year ended September 30, 2007, SIMC received investment advisory fees as a percentage of each Fund's net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Value Fund	0.35%	0.28%
Large Cap Growth Fund	0.40%	0.35%
Tax-Managed Large Cap Fund	0.40%	0.31%
Large Cap Diversified Alpha Fund	0.40%	0.38%
S&P 500 Index Fund	0.03%	0.03%
Small Cap Value Fund	0.65%	0.65%
Small Cap Growth Fund	0.65%	0.64%

SEI / PROSPECTUS

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Tax-Managed Small Cap Fund	0.65%	0.52%
Small/Mid Cap Diversified Alpha Fund	0.75%	0.55%
Mid-Cap Fund	0.40%	0.40%
U.S. Managed Volatility Fund	0.65%	0.44%
Global Managed Volatility Fund	0.65%	0.45%
Real Estate Fund	0.65%	0.61%
Enhanced Income Fund	0.40%	0.37%
Core Fixed Income Fund	0.28%	0.27%
High Yield Bond Fund	0.49%	0.41%

For the fiscal year ended September 30, 2007, the Class A Shares of the Tax-Managed Managed Volatility and Real Return Plus Funds were not in operation. The Funds will pay SIMC investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:

Investment Advisory Fees
Tax-Managed Managed Volatility Fund	0.65%
Real Return Plus Fund	0.70%

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period October 1, 2006 through September 30, 2007.

SEI / PROSPECTUS

Sub-Advisers and Portfolio Managers

LARGE CAP VALUE FUND:

AllianceBernstein L.P.: Sanford C. Bernstein & Co., LLC (Bernstein), a unit of AllianceBernstein L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Value Fund. Bernstein's Structured Equity Investment Policy Group, headed by Drew Demakis, the firm's Chief Investment Officer for Structured Equities, manages the portion of the Large Cap Value Fund's assets allocated to Bernstein. Mr. Demakis was named CIO for US Structured Equities in 2003 and is responsible for the day-to-day coordination of the Large Cap Value Fund's investments. Previously, he served as the director of product development for structured equities for two years. Mr. Demakis joined Bernstein in 1998 as a Senior Portfolio Manager. Other members of the team include Joshua B. Lisser, Seth Masters and Thomas J. Fontaine. Mr. Lisser, a Senior Vice President and Chief Investment Officer for Structured Equities, joined Alliance in 1992 as a portfolio manager for the index strategies group and became Chief Investment Officer for Structured Equities in September of 2006. Previously, he was the Chief Investment Officer for Non-U.S. Structured Equity. Mr. Masters, Executive Vice President and Chief Investment Officer for Blend Strategies, joined Bernstein in 1991 as a research analyst and became Executive Vice President and Chief Investment Officer for Blend Strategies in 2002. Previously, he was the Chief Investment Officer for Emerging Markets Value. Mr. Fontaine, a Senior Vice President, Senior Portfolio Manager and Director of Research for Blend Strategies, joined Alliance in 1999 and became a Senior Vice President, Senior Portfolio Manager and Director of Research for Blend Strategies in September of 2006. Previously, he was a Senior Quantitative Analyst.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm for 14 years. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO for 20 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO for 16 years. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO for 9 years. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO for 7 years.

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Value Fund's assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include David Hurley, INTECH's Chief Operating Officer, who provides daily oversight of the investment process; Dr. Cary Maguire, INTECH's Senior Investment Officer, who supervises implementation of the portfolio management and trading process; and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management, who implements the day-to-day portfolio management and trading processes for client portfolios. Mr. Hurley joined the portfolio management

SEI / PROSPECTUS

team at INTECH in January 1988 from Prudential and acted as INTECH's Chief Compliance Officer from January 1996 until February 2002, when he became Chief Operating Officer. Dr. Maguire joined the portfolio management team at INTECH in November 1991 and acted as INTECH's Director of Research from January 1995 until July 2002, when he became Senior Investment Officer. Mr. Runnels joined the portfolio management team at INTECH in June 1998 from QED Information Systems and acted as INTECH's Director of Trading and Operations from January 1999 until March 2003, when he became Vice President of Portfolio Management.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000.

LARGE CAP GROWTH FUND:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Growth Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica he was a Vice President at Goldman Sachs.

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Growth Fund's assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include David Hurley, INTECH's Chief Operating Officer, who provides daily oversight of the investment process; Dr. Cary Maguire, INTECH's Senior Investment Officer, who supervises implementation of the portfolio management and trading process; and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management, who implements the day-to-day portfolio management and trading processes for client portfolios. Mr. Hurley joined the portfolio management team at INTECH in January 1988 from Prudential and acted as INTECH's Chief Compliance Officer

SEI / PROSPECTUS

from January 1996 until February 2002, when he became Chief Operating Officer. Dr. Maguire joined the portfolio management team at INTECH in November 1991 and acted as INTECH's Director of Research from January 1995 until July 2002, when he became Senior Investment Officer. Mr. Runnels joined the portfolio management team at INTECH in June 1998 from QED Information Systems and acted as INTECH's Director of Trading and Operations from January 1999 until March 2003, when he became Vice President of Portfolio Management.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of 19 investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to GSAM. This team is led by Steven M. Barry, David G. Shell and Gregory H. Ekizian. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, is primarily responsible for investment research in industrials and multi-industry companies. He is also responsible for the team's mid-cap growth strategy. Prior to joining GSAM in June 1999, he was a portfolio manager at Alliance Capital Management. Mr. Shell, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, who is primarily responsible for investment research in entertainment, cable television, broadcasting, telecommunications and wireless communications, has been with GSAM since 1997, and with its predecessor since 1987. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, who is primarily responsible for investment research in consumer discretionary and health care industries, has been with GSAM since 1997, and with its predecessor since 1990. He joined GSAM when it acquired Liberty Investment Management.

Montag & Caldwell, Inc.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326, serves as a Sub-Adviser to the Large Cap Growth Fund. William A. Vogel, CFA, Chief Executive Officer of Montag & Caldwell, serves as portfolio manager of the portion of the Large Cap Growth Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 19 years and has 31 years of investment experience. His role is to function as a participant in the security selection process for the Large Cap Growth Fund, as well as act as the principal liaison to SEI with regard to the servicing of its relationship with Montag & Caldwell.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investments professionals manages the portion of the Large Cap Growth Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund and also conducts equity market research for all quantitative core equity portfolios. He has been with QMA for 11 years and has 15 years of investment experience. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Large Cap Growth Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Large Cap Growth Fund. Previously, he was with AT&T as a member of the technical staff at AT&T Bell Laboratories. Mr. Gambhirwala, a Vice President at QMA, is responsible for

SEI / PROSPECTUS

the portfolio management and investment strategy for the Large Cap Growth Fund. He is also responsible for the management of structured products. Previously, Mr. Gambhirwala worked as a quantitative research analyst and as assistant portfolio manager. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Large Cap Growth Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios. She has been with QMA for 16 years and has 14 years of investment experience. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern and Mr. Lockwood were employed by Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997 and 1998, respectively. QMA is a subsidiary of PIM.

TAX-MANAGED LARGE CAP FUND:

AllianceBernstein L.P.: Sanford C. Bernstein & Co., LLC (Bernstein), a unit of AllianceBernstein L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Bernstein's Structured Equity Investment Policy Group, headed by Drew Demakis, the firm's Chief Investment Officer for Structured Equities, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Bernstein. Mr. Demakis was named CIO for US Structured Equities in 2003 and is responsible for the day-to-day coordination of the Tax-Managed Large Cap Fund's investments. Previously, he served as the director of product development for structured equities for two years. Mr. Demakis joined Bernstein in 1998 as a Senior Portfolio Manager. Other members of the team include Joshua B. Lisser, Seth Masters and Thomas J. Fontaine. Mr. Lisser, a Senior Vice President and Chief Investment Officer for Structured Equities, joined Alliance in 1992 as a portfolio manager for the index strategies group and became Chief Investment Officer for Structured Equities in September of 2006. Previously, he was the Chief Investment Officer for Non-U.S. Structured Equity. Mr. Masters, Executive Vice President and Chief Investment Officer for Blend Strategies, joined Bernstein in 1991 as a research analyst and became Executive Vice President and Chief Investment Officer for Blend Strategies in 2002. Previously, he was the Chief Investment Officer for Emerging Markets Value. Mr. Fontaine, a Senior Vice President, Senior Portfolio Manager and Director of Research for Blend Strategies, joined Alliance in 1999 and became a Senior Vice President, Senior Portfolio Manager and Director of Research for Blend Strategies in September of 2006. Previously, he was a Senior Quantitative Analyst.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm for 14 years. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO for 20 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO for 16 years. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO for 9 years. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO for 7 years.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia,

SEI / PROSPECTUS

Pennsylvania 19103, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Tax-Managed Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica he was a Vice President at Goldman Sachs.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of 19 investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to GSAM. This team is led by Steven M. Barry, David G. Shell and Gregory H. Ekizian. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, is primarily responsible for investment research in industrials and multi-industry companies. He is also responsible for the team's mid-cap growth strategy. Prior to joining GSAM in June 1999, he was a portfolio manager at Alliance Capital Management. Mr. Shell, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, who is primarily responsible for investment research in entertainment, cable television, broadcasting, telecommunications and wireless communications, has been with GSAM since 1997, and with its predecessor since 1987. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, who is primarily responsible for investment research in consumer discretionary and health care industries, has been with GSAM since 1997, and with its predecessor since 1990. He joined GSAM when it acquired Liberty Investment Management.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000.

Montag & Caldwell, Inc.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. William A. Vogel, CFA, Chief Executive Officer of Montag & Caldwell, serves as portfolio manager of the portion of the Tax-Managed Large Cap Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 19 years and has 31 years of investment experience. His role is to function as a participant in the security selection process for the Tax-Managed Large Cap Fund, as well as act as the principal liaison with SEI with regard to the servicing of its relationship with Montag & Caldwell.

SEI / PROSPECTUS

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric, led by David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investments professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund and also conducts equity market research for all quantitative core equity portfolios. He has been with QMA for 11 years and has 15 years of investment experience. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Tax-Managed Large Cap Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Tax-Managed Large Cap Fund. Previously, he was with AT&T as a member of the technical staff at AT&T Bell Laboratories. Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He is also responsible for the management of structured products. Previously, Mr. Gambhirwala worked as a quantitative research analyst and as assistant portfolio manager. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios. She has been with QMA for 16 years and has 14 years of investment experience. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern and Mr. Lockwood were employed by Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997 and 1998, respectively. QMA is a subsidiary of PIM.

LARGE CAP DIVERSIFIED ALPHA FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 11 years ago. Greg McMurran, Chief Investment Officer and Portfolio Manager, has been Chief Investment Officer since 1998 and a member of the portfolio management team since joining Analytic 30 years ago. Steve Sapra, Portfolio Manager, has been a member of the US equity team since joining Analytic 7 years ago. Portfolio management responsibilities

SEI / PROSPECTUS

are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. McMurran works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm for 14 years. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO for 20 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO for 16 years. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO for 9 years. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO for 7 years.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Delaware. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica he was a Vice President at Goldman Sachs.

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include David Hurley, INTECH's Chief Operating Officer, who provides daily oversight of the investment process, Dr. Cary Maguire, INTECH's Senior Investment Officer, who supervises implementation of the portfolio management and trading process, and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management, who implements the day-to-day portfolio management and trading processes for client portfolios. Mr. Hurley joined the portfolio management team at INTECH in January 1988 from Prudential and acted as INTECH's Chief Compliance Officer from January 1996 until February 2002, when he became Chief Operating Officer. Dr. Maguire joined the portfolio management team at INTECH in November 1991 and acted as

SEI / PROSPECTUS

INTECH's Director of Research from January 1995 until July 2002, when he became Senior Investment Officer. Mr. Runnels joined the portfolio management team at INTECH in June 1998 from QED Information Systems and acted as INTECH's Director of Trading and Operations from January 1999 until March 2003, when he became Vice President of Portfolio Management.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investments professionals manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Diversified Alpha Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Diversified Alpha Fund and also conducts equity market research for all quantitative core equity portfolios. He has been with QMA for 11 years and has 15 years of investment experience. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Large Cap Diversified Alpha Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Large Cap Diversified Alpha Fund. Previously, he was with AT&T as a member of the technical staff at AT&T Bell Laboratories. Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Diversified Alpha Fund. He is also responsible for the management of structured products. Previously, Mr. Gambhirwala worked as a quantitative research analyst and as assistant portfolio manager. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Large Cap Diversified Alpha Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios. She has been with QMA for 16 years and has 14 years of investment experience. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern and Mr. Lockwood were employed by Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997 and 1998, respectively. QMA is a subsidiary of PIM.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals led by Rob Aufdenspring, CFA, a Portfolio Manager, and Tim Cunneen, CFA, a Senior Portfolio Manager, manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Smith Breeden. Mr. Aufdenspring joined Smith Breeden in 1999 and has 10 years of investment experience. Mr. Cunneen joined Smith Breeden in 1998 and has 14 years of investment experience. He has served as a Senior Portfolio Manager for the past 5 years.

S&P 500 INDEX FUND:

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Sub-Adviser to the S&P 500 Index Fund. The S&P 500 Index Fund is managed by the Global Structured Products Group. Portfolio Managers Shelli Edgar and Karl Schneider, principals of SSgA FM, are members of SSgA FM's Global Structured Products Group and have day-to-day management responsibility of the S&P 500 Index Fund. Ms. Edgar

SEI / PROSPECTUS

joined the firm in 2000. Prior to joining the Global Structured Products Group, she was a Product Engineer for SSgA's US Active Quantitative Team, where she was responsible for investment management, research, and product development. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

SMALL CAP VALUE FUND:

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to Artisan and are responsible for researching investment opportunities and the securities selection process. Messrs. Satterwhite and Kieffer are Managing Directors of Artisan and have co-managed Artisan's Small-Cap Value Strategy for over 5 years. They both joined Artisan in 1997. Mr. Sertl became co-manager of the portion of the Small Cap Value Fund's assets allocated to Artisan in May 2006. Prior to that time, Mr. Sertl was an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan's small-cap value strategy, including the Small Cap Value Fund. Mr. Sertl joined Artisan in 2000.

BlackRock Capital Management, Inc.: BlackRock Capital Management, Inc. (BlackRock) located at 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to BlackRock. Wayne Archambo, CFA, serves as lead portfolio manager and is responsible for coverage of stocks. Kate O'Connor, CFA, serves as co-portfolio manager and participates in all investment decisions. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small- and mid-cap value equity products since the firm's inception in 1995. Ms. O'Connor also joined BlackRock in 2002. Prior to that time, she served as an equity analyst at Independence Investment LLC from 2000-2001 and as a principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

David J. Greene and Company, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Benjamin H. Nahum, David J. Greene's Executive Vice President, serves as lead portfolio manager for the portion of the Small Cap Value Fund's assets allocated to David J. Greene. Mr. Nahum is responsible for evaluating research recommendations, determining holdings size, and establishing sector weights within the Small Cap Value Fund's specified guidelines and investment objectives. Mr. Nahum has been an owner/principal of the firm for the past 15 years.

Lee Munder Investments Ltd.: Lee Munder Investments Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to Lee Munder is managed by R.Todd Vingers, CFA, a Portfolio Manager, who oversees the entire Value Team at Lee Munder and is responsible for researching within the small cap value universe. Mr. Vingers has over 17 years of investment experience. Prior to joining LMIL he was with American Century as a Portfolio Manager.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an

SEI / PROSPECTUS

interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at PanAgora manages the portion of the Small Cap Value Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, PhD, Ronald Hua, CFA, Kenneth Masse, CFA and Sanjoy Ghosh, PhD. Mr. Sorensen, President and CEO, is responsible for PanAgora's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for PanAgora's Dynamic equity strategies. Mr. Masse, a Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, a Portfolio Manager, is also responsible for the PanAgora's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments (Putnam) in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of structured equity and director of quantitative research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

SEI / PROSPECTUS

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Small Cap Value Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Small Cap Value Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

SMALL CAP GROWTH FUND:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to DMC. The team consists of Marshall Bassett, Lori Wachs, CFA, Steve Lampe, CPA, Rudy Torrijos, Chris Holland, Barry Gladstein, CFA, and Mike Tung, M.D. Mr. Bassett, Senior Vice President and Chief Investment Officer —Emerging Growth Equity, has been with DMC for 10 years. Ms. Wachs has been with DMC for 15 years and a Vice President and Portfolio Manager for 11 years. Mr. Lampe has been with DMC for 12 years and a Vice President and Portfolio Manager for 8 years. Mr. Gladstein, Vice President and Portfolio Manager, has been with the team for 8 years. Mr. Torrijos has been a Vice President and Portfolio Manager for 2 years at DMC and prior to that, a technology analyst at Fiduciary Trust Co for 3 years. Mr. Holland, Vice President and Portfolio Manager, has been with DMC for 6 years. Mr. Tung, Vice President and Equity Analyst joined DMC in 2006. He spent the prior 20 months as a vice president at the Galleon Group, where he performed fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School.

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a Sub-Adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Janus is managed by a team of investment professionals headed by William H. Bales, whose role is to oversee portfolio construction. Mr. Bales also serves as Team Leader for Institutional Small Cap Growth portfolios and has been a Portfolio Manager and Executive Vice President of the Janus Venture Fund (closed to new investors) since January 2001. Other members of the team include Paul Berg, Eileen Hoffmann, Chad Meade, Brian A. Schaub, Scott Stutzman and Philip Cody Wheaton. Mr. Berg has been a Research Analyst at Janus since April 2004. Prior to joining Janus, Mr. Berg had been a Portfolio Manager and Senior Equity Analyst at Strong Capital Management since November 2000. Ms. Hoffmann has been a Research Analyst at Janus since October 2004. Before joining Janus, Ms. Hoffmann had been a Vice President and Co-Portfolio Manager at Cordillera Asset Management since January 2002. Mr. Meade has been a Research Analyst at Janus since August 2001. Mr. Meade is also Portfolio Manager of other Janus accounts. Mr. Schaub has been a Research Analyst at Janus since June 2000. Mr. Schaub is also Portfolio Manager of other Janus accounts. Mr. Stutzman has been a Research Analyst at Janus since January 2007. Prior to joining Janus, Mr. Stutzman worked as an analyst for The Boston Company from August 2004. Prior to The Boston Company, Mr. Stutzman had worked at Gulfco Ltd. from September 2001 to January 2004.

SEI / PROSPECTUS

Mr. Wheaton has been a Research Analyst at Janus since September 2001. Each team member is responsible for participating in security selection for the Small Cap Growth Fund.

Lee Munder Investments Ltd.: Lee Munder Investments Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Lee Munder is co-managed by Andrew L. Beja, CFA, a Portfolio Manager, who is additionally responsible for researching the business services, consumer & software sectors and Thomas L. Holman, a Portfolio Manager, who is additionally responsible for researching the Technology and Healthcare IT sectors. Messrs. Beja and Holman have over 21 and 15 years of investment experience, respectively. Mr. Beja has been a portfolio manager for 7 years at LMIL. Mr. Holman was formerly a portfolio manager with Evergreen Investments prior to joining LMIL in 2004.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. From 1991 to 2001, Mr. Eysenbach was a managing director and director of quantitative products at Scudder Investments.

Mazama Capital Management, Inc.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at Mazama manages the portion of the Small Cap Growth Fund's assets allocated to Mazama. The team consists of Ronald A. Sauer, Stephen C. Brink, Gretchen Novak and Joel Rubenstein. Mr. Sauer has been Mazama's Chief Executive Officer, Chief Investment Officer and Senior Portfolio Manager since the founding of Mazama in 1997. Mr. Brink, Mazama's Senior Vice President, Portfolio Manager, Director of Research and co-founder of Mazama, whose role involves overseeing research information flow and quality, has been with Mazama since 1997. Ms. Novak, an Associate Portfolio Manager and Sector Portfolio Manager, whose role is to research small- and mid-cap growth discretionary and consumer staple companies, joined Mazama as an Equity Analyst in 1999. Mr. Rubenstein serves as an Associate Portfolio Manager, supporting the overall management of the Small Cap Growth Fund. He has worked as an equity research analyst for Mazama for the last four years. Prior to joining Mazama, he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. He also spent three years as a senior research analyst at Analysis Group, a leading provider of economic and business strategy consulting services.

McKinley Capital Management, Inc.: McKinley Capital Management, Inc. (McKinley), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of seven investment professionals, led by Robert B. Gillam, manages the portion of the Small Cap Growth Fund's assets allocated to McKinley. Mr. Robert B. Gillam has been the President and Chief Investment Officer since McKinley's inception in 1990, and has over 37 years of investment experience. Robert A. Gillam, CFA, Director of Global Equities, joined McKinley in 1993 and has over 14 years of investment experience. Greg Samorajski, CFA, a Portfolio Manager, joined McKinley in 1997

SEI / PROSPECTUS

and has over 26 years of investment experience. Frederic Parke, a Portfolio Manager, joined McKinley in 1997 and has over 23 years of investment experience. Sheldon Lien, CFA, a Portfolio Manager, joined McKinley in 1996 and has over 12 years of investment experience. Brandon Rinner, CFA, a Portfolio Manager, joined McKinley in 1998 and has over 9 years of investment experience. Paul Hanson, CFA, a Portfolio Manager, joined McKinley in 2000 and has over 10 years of investment experience. Mr. Badgley has been a Portfolio Manager at McKinley Capital since 2006 and has over 11 years of investment experience. Prior to joining McKinley in 2004 as a Research Analyst, he worked on the currency futures trading desk for Aspire Trading for 2 years.

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a sub-adviser to the Small Cap Growth Fund. A team of investment professionals at PanAgora manages the portion of the Small Cap Growth Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, PhD, Ronald Hua, CFA, Kenneth Masse, CFA and Sanjoy Ghosh, PhD. Mr. Sorensen, President and CEO, is responsible for PanAgora's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for PanAgora's dynamic equity strategies. Mr. Masse, a Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, a Portfolio Manager, is also responsible for PanAgora's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments (Putnam) in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Growth Fund. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager, serves as the portfolio manager for the portion of the Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management as an investment professional in 1994. Mr. Rome became an equity portfolio manager and Vice President in 2001, and a Senior Vice President in 2005.

TAX-MANAGED SMALL CAP FUND:

BlackRock Capital Management, Inc.: BlackRock Capital Management, Inc. (BlackRock), located at 100 Bellevue Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and is responsible for coverage of stocks. Kate O'Connor, CFA, serves as co-portfolio manager and participates in all investment decisions. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small- and mid-cap value equity products since the firm's inception in 1995. Ms. O'Connor also joined BlackRock in 2002. Prior to that time, she served as an equity analyst at Independence Investment LLC from 2000-2001 and as a principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

David J. Greene and Company, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Benjamin H. Nahum, David J. Greene's Executive Vice President, serves as lead

SEI / PROSPECTUS

portfolio manager for the portion of the Tax-Managed Small Cap Fund's assets allocated to David J. Greene. Mr. Nahum is responsible for evaluating research recommendations, determining holdings size, and establishing sector weights within the Tax-Managed Small Cap Fund's specified guidelines and investment objectives. Mr. Nahum has been an owner/principal of the firm for the past 15 years.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small Cap Fund's assets allocated to DMC. The team consists of Marshall Bassett, Lori Wachs, CFA, Steve Lampe, CPA, Rudy Torrijos, Chris Holland, Barry Gladstein, CFA, and Mike Tung, M.D. Mr. Bassett, Senior Vice President and Chief Investment Officer — Emerging Growth Equity, has been with DMC for 10 years. Ms. Wachs has been with DMC for 15 years and a Vice President and Portfolio Manager for 11 years. Mr. Lampe has been with DMC for 12 years and a Vice President and Portfolio Manager for 8 years. Mr. Gladstein, Vice President and Portfolio Manager, has been with the team for 8 years. Mr. Torrijos has been a Vice President and Portfolio Manager for 2 years at DMC and prior to that, a technology analyst at Fiduciary Trust Co for 3 years. Mr. Holland, Vice President and Portfolio Manager, has been with DMC for 6 years. Mr. Tung, Vice President and Equity Analyst joined DMC in 2006. He spent the prior 20 months as a vice president at the Galleon Group, where he performed fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small Cap Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, is the Chairman of LA Capital and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, CFA, a Principal, is the Director of Research for LA Capital. Mr. Matsuda, CFA, a Principal, is the Director of Trading for LA Capital. Ms. Kugler, a Principal, is the Director of Implementation for LA Capital. Prior to 2002, all members of the team were employed by Wilshire Asset Management (Wilshire Associates). Mr. Stevens was a Senior Managing Director and Principal at Wilshire. Mr. Reynolds and Mr. Borger were Managing Directors and Principals at Wilshire, and Mr. Matsuda was a Vice President and Principal at Wilshire.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers of the portion of the Tax-Managed Small Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.40% of the average monthly market value of the portion of the Tax-Managed Small Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, Partner and

SEI / PROSPECTUS

Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000.

Mazama Capital Management, Inc.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. A team of investment professionals at Mazama manages the portion of the Tax-Managed Small Cap Fund's assets allocated to Mazama. The team consists of Ronald A. Sauer, Stephen C. Brink, Gretchen Novak and Joel Rubenstein. Mr. Sauer has been Mazama's Chief Executive Officer, Chief Investment Officer and Senior Portfolio Manager since the founding of Mazama in 1997. Mr. Brink, Mazama's Senior Vice President, Portfolio Manager, Director of Research and co-founder of Mazama, whose role involves overseeing research information flow and quality, has been with Mazama since 1997. Ms. Novak, an Associate Portfolio Manager and Sector Portfolio Manager, whose role is to research small- and mid-cap growth discretionary and consumer staple companies, joined Mazama as an Equity Analyst in 1999. Mr. Rubenstein serves as an Associate Portfolio Manager, supporting the overall management of the Tax-Managed Small Cap Fund. He has worked as an equity research analyst for Mazama for the last four years. Prior to joining Mazama, he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. He also spent three years as a senior research analyst at Analysis Group, a leading provider of economic and business strategy consulting services.

McKinley Capital Management, Inc.: McKinley Capital Management, Inc. (McKinley), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Tax Managed Small Cap Fund. A team of seven investment professionals, led by Robert B. Gillam, manages the portion of the Tax Managed Small Cap Fund's assets allocated to McKinley. Mr. Robert B. Gillam has been the President and Chief Investment Officer since McKinley's inception in 1990, and has over 37 years of investment experience. Robert A. Gillam, CFA, Director of Global Equities, joined McKinley in 1993 and has over 14 years of investment experience. Greg Samorajski, CFA, a Portfolio Manager, joined McKinley in 1997 and has over 26 years of investment experience. Frederic Parke, a Portfolio Manager, joined McKinley in 1997 and has over 23 years of investment experience. Sheldon Lien, CFA, a Portfolio Manager, joined McKinley in 1996 and has over 12 years of investment experience. Brandon Rinner, CFA, a Portfolio Manager, joined McKinley in 1998 and has over 9 years of investment experience. Paul Hanson, CFA, a Portfolio Manager, joined McKinley in 2000 and has over 10 years of investment experience. Mr. Badgley has been a Portfolio Manager at McKinley Capital since 2006 and has over 11 years of investment experience. Prior to joining McKinley in 2004 as a Research Analyst, he worked on the currency futures trading desk for Aspire Trading for 2 years.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manage the portion of the Tax-Managed Small Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have both held the same position since joining the firm.

SEI / PROSPECTUS

SMALL/MID CAP DIVERSIFIED ALPHA FUND:

Integrity Asset Management, LLC: Integrity Asset Management, LLC (Integrity), located at 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to Integrity. The team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, J. Bryan Tinsley, CFA, Mirsat Nikovic, CFA and William H. McNett, CFA. Messrs. Bandi, DeMonica, Friedman, Gilbert, Tinsley and McNett have been with Integrity for four years and are currently responsible for participating in security selection for the Small/Mid Cap Diversified Alpha Fund. Mr. Nikovic joined the firm in 2007 and also participates in security selection for the Fund. Prior to joining Integrity, Mr. Brandi, Mr. DeMonica, Mr. Gilbert, Mr. Tinsley and Mr. Friedman were all employed by National City Investment Co. as a Managing Director, Portfolio Manager, Equity Analyst, Senior Equity Analyst, and Senior Portfolio Manager, respectively. Mr. Nikovic was a Senior Equity Analyst and Trader for Warrington Partners from 2005-2007. Mr. McNett was a Principal at Turner Investments and worked in the Client Services department form 1999-2003.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, a CFA and Principal, is the Chairman of LA Capital and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, a CFA and Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, a CFA and Principal, is the Director of Research for LA Capital. Mr. Matsuda, a CFA and Principal, is the Director of Trading for LA Capital. Ms. Kugler, a Principal, is the Director of Implementation for LA Capital. Prior to 2002, all members of the team were employed by Wilshire Asset Management (Wilshire Associates). Mr. Stevens was a Senior Managing Director and Principal at Wilshire. Mr. Reynolds and Mr. Borger were Managing Directors and Principals at Wilshire, and Mr. Matsuda was a Vice President and Principal at Wilshire.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. The portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. A team of investment professionals at PanAgora manages the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Kenneth Masse, CFA, and Sanjoy Ghosh, Ph.D. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of

SEI / PROSPECTUS

Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 14 years. Mr. Ghosh, Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments (Putnam) in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. A team of investment professionals, led by Tim Cunneen, CFA, a Senior Portfolio Manager, and Daniel Dektar, an Executive Vice President, manages the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to Smith Breeden. Mr. Cunneen joined Smith Breeden in 1998 and has 14 years of investment experience. He has served as a Senior Portfolio Manager for the past 5 years. His primary focus is the management of short duration portfolios. He also analyzes potential investments and execution of such investments in the fixed-rate MBS market. Mr. Dektar joined Smith Breeden in 1986 and has 24 years of investment experience. He has been Smith Breeden's Chief Investment Officer for the past 5 years.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager, serves as the portfolio manager for the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management as an investment professional in 1994. Mr. Rome became an equity portfolio manager and Vice President in 2001, and a Senior Vice President in 2005.

MID-CAP FUND:

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as the Sub-Adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund's assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD,

SEI / PROSPECTUS

Stacie L. Mintz, Daniel Carlucci, CFA and Devang Gambhirwala. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has been with QMA for 21 years. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund and also conducts equity market research for all quantitative core equity portfolios. He has been with QMA for 11 years and has 15 years of investment experience. Ms. Mintz, a Principal at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. She also manages the overall asset allocation for several large pension and manages several retail balanced portfolios and institutional equity portfolios. She has been with QMA for 16 years and has 14 years of investment experience. Mr. Carlucci, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He also co-manages several large-cap core and small-cap core equity portfolios and is responsible for managing QMA's managed account strategies including its ADR portfolio. Prior to his current assignment, Mr. Carlucci was an Investment Analyst with QMA's Value Equity team, where he assisted with the management of quantitative large-cap institutional portfolios. Mr. Carlucci has been with QMA for 22 years and has 19 years of investment experience. Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He is also responsible for the management of structured products. Previously, Mr. Gambhirwala worked as a quantitative research analyst and as assistant portfolio manager. All years of experience at QMA includes experience with predecessors and affiliates as of September 30, 2007.

U.S. MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund's assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 11 years ago. Greg McMurran, Chief Investment Officer and Portfolio Manager, has been Chief Investment Officer since 1998 and a member of the portfolio management team since joining Analytic 30 years ago. Steve Sapra, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 7 years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. McMurran works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm for 14 years. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO for 20 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a

SEI / PROSPECTUS

portfolio manager and portfolio and financial accountant with AJO for 16 years. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO for 9 years. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO for 7 years.

GLOBAL MANAGED VOLATILITY FUND:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Global Managed Volatility Fund's assets allocated to Acadian. Ronald D. Frashure, President and Chief Executive Officer, plays a key role in Acadian's investment and quantitative management. Mr. Frashure has been with Acadian for 20 years. John R. Chisholm, Executive Vice President and co-Chief Investment Officer, is responsible for oversight of portfolio management and research efforts. Mr. Chisholm has been with the firm for 20 years. Brian K. Wolahan, a Senior Vice President and co-Director of Research, is responsible for developing and applying quantitative techniques to the evaluation of markets and securities. Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, a Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991. Charles H. Wang, a Senior Vice President and co-Director of Research, is responsible for quantitative research, model implementation and emerging market country strategies. Mr. Wang joined Acadian in 2000. Messrs. Frashure, Chisholm, Wolahan, Mui and Wang have all held their current positions at Acadian for the past 5 years.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund's assets allocated to Analytic. The team's day-to-day portfolio management responsibilities are led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by David Krider, a Research Analyst. Mr. Bein joined the firm in 1995 as a portfolio manager and he became Chief Investment Officer in 2004. Mr. Krider joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm's Chief Technology Officer from 1996-2005. Greg McMurran, Chief Investment Officer and Portfolio Manager, has been Chief Investment Officer since 1998 and a member of the portfolio management team since joining Analytic 30 years ago. Harindra de Silva, PhD, President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund's assets for which it is responsible. Dr. de Silva has been a member of the U.S. equity team since joining Analytic 11 years ago.

TAX-MANAGED MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals at Analytic will make recommendations on management of the Tax-Managed Managed Volatility Fund's assets, including the purchase, sale and retention of those assets. In general, transactions that Analytic recommends will be executed by Parametric Portfolio Associates. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been Analytic's President and a portfolio

SEI / PROSPECTUS

manager for the U.S. equity team since joining Analytic in 1995. Steve Sapra, Portfolio Manager, has been a portfolio manager for the U.S. equity team since joining Analytic in 1999. Greg McMurran, Chief Investment Officer and Portfolio Manager, has held his current positions since 1998. Roger Clarke, Chairman, has held his current position since 1996. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein and Mr. Clarke work in oversight roles.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals manages the portion of the Tax-Managed Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm for 14 years. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO for 20 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO for 16 years. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO for 9 years. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO for 7 years.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tax-Managed Managed Volatility Fund. Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Managed Volatility Fund's assets allocated to Parametric. Mr. Seto has been with Parametric since 1998 and has held his current positions since joining the firm.

REAL ESTATE FUND:

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a Sub-Adviser to the Real Estate Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Real Estate Fund's assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Real Estate Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

SEI / PROSPECTUS

ENHANCED INCOME FUND:

Highland Capital Management, L.P.: Highland Capital Management, L.P. (Highland Capital), located at 13455 Noel Road, Suite 800, Dallas, Texas 75240, serves as a Sub-Adviser to the Enhanced Income Fund. Mark Okada, Co-Founder and Chief Investment Officer, serves as the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to Highland Capital. Mr. Okada has been with the firm since its inception in 1993 and has been Highland's Chief Investment Officer for the past 5 years.

Record Currency Management Limited: Record Currency Management Limited (RCM), located at 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom, serves as a Sub-Adviser to the Enhanced Income Fund. The portfolio managers who are responsible for managing the portion of the Enhanced Income Fund's assets allocated to RCM are Bob Noyen, MBA, Peter Wakefield, MA, Robert Bloom, MSc, Dimitri Tikhonov, CFA, MBA, PhD, Ian Harrison, MA and Carl Beckley. These individuals are collectively responsible for portfolio design, risk budget optimization, performance analysis and attribution, and communication on all aspects of account design and portfolio performance. Mr. Noyen, a Managing Director and Chief Investment Officer, joined the firm in 1999 as Chief Investment Officer and became a Managing Director in 2000. Mr. Wakefield, a Managing Director and COO, also joined the firm in 1999 as Director of Product Strategy Consultancy and became a Managing Director in 2006. Mr. Bloom, a Director and Portfolio Manager, joined the firm in 2004. Before joining RCM, Mr. Bloom was a director and head of risk management of global foreign exchange trading at Citigroup since 2001. Mr. Tikhonov, a Director and Portfolio Manager, joined the firm in 2002 as a Quantitative Research Financial Analyst. He was appointed Associate Director of Research in early 2005 and transferred to Associate Director of Portfolio Management later that same year. Mr. Tikhonov was made a Director of Portfolio Management in 2006. Before joining RCM, Mr. Tikhonov received his MBA from Cambridge (2001-2002) and attended the Chartered Financial Analyst Program (2003-2005). Mr. Harrison, a Director and Portfolio Manager, joined the firm in 1989. He has been a Director within the group since March 1989. Mr. Beckley, a Director and Portfolio Manager, joined the firm in 2006. He has been a Director within the group since commencing with the firm.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager, serves as the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to Wellington Management. Mr. Smith joined Wellington Management as an investment professional in 1992. He became a fixed income portfolio manager and a Vice President in 2001, and has been a Senior Vice President since 2006.

CORE FIXED INCOME FUND:

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to MWAM. The team consists of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman. Mr. Rivelle, a Generalist Portfolio Manager and MWAM's Chief Investment Officer, is responsible for developing the firm's long-term economic outlook that guides strategies. Mr. Landmann, a Generalist Portfolio Manager, is responsible for co-managing security selection and the trade execution process. Mr. Kane, a Generalist Portfolio Manager and Managing Director, is responsible for co-managing security selection and the trade execution process. Mr. Lippman, a Generalist Portfolio Manager, is the person at MWAM primarily responsible for managing portfolio positions in high grade corporate securities. Messrs. Rivelle, Landmann and Kane founded MWAM in August 1996. Mr. Lippman has been with MWAM as a Generalist Portfolio Manager since October 2001.

SEI / PROSPECTUS

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Smith Breeden, led by Tim Rowe, Senior Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to Smith Breeden. Mr. Rowe is primarily responsible for the day-to-day management of the portion of the Core Fixed Income Fund's assets allocated to Smith Breeden. Mr. Rowe has been with Smith Breeden for 19 years and has 22 years of investment experience.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Bill Stevens, Tom O'Connor, Lynne Royer and Portfolio Manager Troy Ludgood manages the portion of the Core Fixed Income Fund's assets allocated to WellsCap. These four senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. He has served as Co-head, a Senior Portfolio Manager, Senior Managing Director and Chief Fixed Income Officer at WellsCap for the past 5 years. Mr. O'Connor joined Montgomery in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 5 years. Ms. Royer joined Montgomery in 1996, and began her investment career in 1985. She has served as a Senior Portfolio Manager, Director of Credit Research and Senior Analyst at WellsCap for the past 5 years. Mr. Ludgood joined WellsCap in 2004, and began his investment career in 2000. He has served as a Portfolio Manager and Senior Trader at WellsCap for the past 5 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy, which is employed by the Core Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt and Mark Lindbloom, manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the day-to-day strategic oversight of the investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Moody and Eichstaedt have each served as portfolio managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006. Prior to joining Western Asset, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management, Inc.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Core Fixed Income Fund. S. Kenneth Leech, Chief Investment Officer, and Stephen A. Walsh, Deputy Chief Investment Officer, manage the portion of the Core Fixed Income Fund's allocated to Western. Messrs. Leech and Walsh are responsible for the day-to-day strategic oversight of the investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Leech and Walsh have each served as portfolio managers for Western Asset for over 10 years.

SEI / PROSPECTUS

HIGH YIELD BOND FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 1999 Avenue of the Stars, Suite 1900, Los Angeles, CA 90067, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella, David Sachs and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Brufsky and Mr. Cascella have over 16 years and 10 years, respectively, of experience with the leveraged finance asset class. Mr. Sachs, co-Chairman of the Ares capital markets group investment committee, joined Ares as a founding partner in 1997 and has over 25 years of experience in leveraged finance and managing structured funds. Mr. Leupp joined Ares in October 2003 and serves as a co-Portfolio Manager.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a Sub-Adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and Lead Portfolio Manager, and Thomas Hauser, a Vice President, manage the portion of the High Yield Bond Fund's assets allocated to JPMIM. Mr. Cook is lead portfolio manager for all high-yield assets and absolute return credit products. Mr. Hauser is responsible for co-managing all high yield total return assets and absolute return credit products as well as overseeing the high yield trading effort. Messrs. Cook and Hauser have been portfolio managers at JPMIM since June 2004. Prior to joining JPMIM in 2004, they were employed as portfolio managers at 40/86 Advisors.

Nomura Corporate Research and Asset Management Inc.: Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 2 World Financial Center, Building B, 17th Floor, New York, New York 10281, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Levine, Stephen S. Kosten and Amy Yu manage the portion of the High Yield Bond Fund's assets allocated to NCRAM. Mr. Levine has been President, Chief Executive Officer and Chief Investment Officer of NCRAM since the firm's inception in 1991. Mr. Kosten, who is responsible for the day-to-day management of the selection of investments, is a Managing Director and Portfolio Manager. He joined NCRAM in 1999. Amy Yu, CFA, who is responsible for assisting the portfolio managers in the selection of investments, has been an Assistant Vice President and Assistant Portfolio Manager since 2004 and was promoted to Director in May 2007. She joined NCRAM in 1999 as a credit analyst.

SEI Investments Management Corporation: SEI Investments Management Corporation (SIMC), located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the High Yield Bond Fund. James F. Smigiel, Gregory A. Soeder, CFA, and David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the High Yield Bond Fund's assets in a manner that they believe will help the Fund achieve its investment goals. Mr. Smigiel, Global Head of Fixed Income, leads a global team of 20 investment professionals dedicated to the research, development, implementation and on-going oversight of a broad suite of fixed income strategies. Mr. Smigiel previously oversaw SIMC 's domestic Fixed Income Funds and was responsible for strategy development as well as manager evaluation and selection. Mr. Soeder joined SIMC in 1997 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Aniloff. His duties include strategy development and enhancement, manager analysis and selection and investment research across the Global High Yield capital markets. Mr. Soeder also spearheaded the development of SIMC 's structured credit capabilities and currently serves as co-portfolio manager focusing on security selection and portfolio construction. Mr. Aniloff joined SIMC in 2000 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Soeder. Mr. Aniloff was also a key developer of SIMC's structured credit solutions and currently

SEI / PROSPECTUS

serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC's proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC's suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Messrs. Smigiel, Soeder and Aniloff have each held their current positions with SIMC for more than 5 years.

REAL RETURN PLUS FUND:

Deutsche Investment Management Americas Inc.: Deutsche Investment Management Americas Inc. (Deutsche), located at 345 Park Avenue, New York, New York 10154, serves as a Sub-Adviser to the Real Return Plus Fund. Two teams of investment professionals manage the portion of the Real Return Plus Fund's assets allocated to Deutsche. Robert Wang and Thomas Picciochi are members of the integrated Global Alpha Platform (iGAP) Team at Deutsche. Mr. Wang, a Managing Director and Head of Quantitative Strategies Portfolio Management, joined Deutsche in 1995 as a fixed income portfolio manager and has held his current positions since September 1999. He is responsible for overseeing implementation and risk control for all quantitative strategies. Mr. Picciochi, a Director and Senior Portfolio Manager for Quantitative Strategies, joined Deutsche in 1999. He was a Director and Portfolio Manager for the Absolute Return Strategies group from October 2000-February 2005 and was made Director and Senior Portfolio Manager of Quantitative Strategies in March 2005. Bill Chepolis and Matthew MacDonald are members of the TIPS Team at Deutsche. Mr. Chepolis, CFA, a Managing Director and Portfolio Manager, joined Deutsche in 1998 as a Vice President. He became a Managing Director in 2002 and a Portfolio Manager for the TIPS team in 2005. Mr. MacDonald, CFA, a Director and Portfolio Manager, joined Deutsche in 2006. Prior to joining Deutsche, he had 14 years of fixed income experience at Bank of America Global Structured Products, at PPM America, Inc, where he was portfolio manager for public fixed income including MBS, ABS, CDOs and corporate bonds.

First Quadrant, L.P.: First Quadrant, L.P. (First Quadrant), located at 800 E. Colorado Blvd., Suite 900, Pasadena, California 91101, serves as a Sub-Adviser to the Real Return Plus Fund. A team of investment professionals manages the portion of the Real Return Plus Fund's assets allocated to First Quadrant. The team members include Max Darnell, Ken Ferguson, Dori Levanoni and Todd Miller. Mr. Darnell, Partner and Chief Investment Officer, joined First Quadrant in 1991 and managed the firm's derivatives research through the latter half of the 1990s. He was Director of Asset Allocation Research from March 1996 until July 2000, and Director of Research from July 2000 until he became Chief Investment Officer in 2003. Mr. Ferguson, PhD, Partner and co-Director of Global Derivatives, joined First Quadrant in 1994. He was Director of Research from February 2000 until January 2005, when he became co-Director of Global Derivatives with Mr. Levanoni. Mr. Ferguson holds primary responsibility for research and development of the firm's global derivatives products. Mr. Levanoni, Partner and co-Head of Global Derivatives, joined First Quadrant in 1991 as a research intern. In 1998 he joined the firm's investment research team, subsequently becoming the Manager of Currency Research at the end of 1999, Director and Currency Product Strategist in 2002, Co-Director of Global Derivatives in 2005, and Partner in 2006. Mr. Miller, CFA, Partner and Head of Trading, joined First Quadrant in 1995 and is in charge of implementing the firm's multi-billion dollar derivatives, options-based hedge strategies and option overlay strategies. In addition to his current role as Head of Trading, Mr. Miller has been Director of Options and Derivative Products for First Quadrant since July 2001.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

SEI / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

SEI / PROSPECTUS

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security's price cannot be obtained from an independent pricing agent, the Funds will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds' Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the

SEI / PROSPECTUS

Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds' administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs,

SEI / PROSPECTUS

disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. These policies and procedures do not apply with respect to money market funds. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

SEI / PROSPECTUS

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How To Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or

SEI / PROSPECTUS

intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay

SEI / PROSPECTUS

compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund is available on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in each Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Enhanced Income Funds distribute their investment income quarterly, while the Global Managed Volatility and Real Return Plus Funds distribute their investment income annually. The Core Fixed Income, High Yield Bond and Small/Mid Cap Diversified Alpha Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

SEI / PROSPECTUS

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. If you are a taxable investor the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Funds. Distributions that the Funds receive from a REIT will be treated as qualified dividend income only to the extent so designated by the REIT. The Real Return Plus, Real Estate, High Yield Bond, Core Fixed Income and the Enhanced Income Funds each expects to distribute primarily ordinary income distributions. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in this Fund.

The Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

More information about taxes is in the Funds' SAI.

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income and High Yield Bond Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended September 30, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through September 30, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

The Tax-Managed Managed Volatility and Real Return Plus Funds did not have performance information as of September 30, 2007.

FOR THE PERIODS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Value Fund
CLASS A
2007	$23.54	$0.41	(1)	$2.69	(1)	$3.10	$(0.41)	$(2.26)	$—	$(2.67)	$23.97	13.91%	$3,616,120	0.86%	0.86%	0.97%	1.74%	36%
2006	22.45	0.37	(1)	2.41	(1)	2.78	(0.37)	(1.32)	—	(1.69)	23.54	13.42	3,762,101	0.86	0.87	0.97	1.67	58
2005	19.80	0.35	(1)	2.76	(1)	3.11	(0.34)	(0.12)	—	(0.46)	22.45	15.87	4,230,717	0.86	0.86	0.97	1.63	44
2004	16.81	0.30	(1)	2.99	(1)	3.29	(0.30)	—	—	(0.30)	19.80	19.66	4,153,475	0.85	0.85	0.97	1.59	46
2003	13.94	0.25	(1)	2.86	(1)	3.11	(0.24)	—	—	(0.24)	16.81	22.55	3,527,686	0.85	0.85	0.97	1.61	106
Large Cap Growth Fund
CLASS A
2007	$19.95	$0.06	(1)	$3.78	(1)	$3.84	$(0.05)	$—	$—	$(0.05)	$23.74	19.26%	$3,622,963	0.86%	0.86%	1.02%	0.26%	55%
2006	19.23	0.04	(1)	0.71	(1)	0.75	(0.03)	—	—	(0.03)	19.95	3.92	3,387,749	0.86	0.87	1.02	0.18	89
2005	17.13	0.09	(1)	2.09	(1)	2.18	(0.08)	—	—	(0.08)	19.23	12.75	4,004,347	0.86	0.86	1.02	0.47	52
2004	15.77	(0.01	)(1)	1.37	(1)	1.36	—	—	—	—	17.13	8.62	3,846,240	0.85	0.85	1.02	(0.03)	36
2003	12.97	—	(1)	2.81	(1)	2.81	—	—	(0.01)	(0.01)	15.77	21.66	3,564,487	0.85	0.85	1.02	0.02	72
Tax-Managed Large Cap Fund
CLASS A
2007	$12.68	$0.14	(1)	$2.01	(1)	$2.15	$(0.13)	$—	$—	$(0.13)	$14.70	17.05%	$2,892,866	0.86%	0.86%	1.02%	1.02%	44%
2006	11.78	0.11	(1)	0.90	(1)	1.01	(0.11)	—	—	(0.11)	12.68	8.58	2,373,507	0.86	0.87	1.02	0.91	65
2005	10.41	0.12	(1)	1.37	(1)	1.49	(0.12)	—	—	(0.12)	11.78	14.40	2,172,885	0.86	0.86	1.02	1.08	31
2004	9.20	0.08	(1)	1.21	(1)	1.29	(0.08)	—	—	(0.08)	10.41	14.05	1,977,883	0.85	0.85	1.02	0.83	29
2003	7.50	0.08	(1)	1.70	(1)	1.78	(0.08)	—	—	(0.08)	9.20	23.84	1,757,292	0.85	0.85	1.02	0.85	99

SEI / PROSPECTUS

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Diversified Alpha Fund
CLASS A
2007		$10.38	$0.14	(1)	$1.47	(1)	$1.61	$(0.13)	$(0.08)	$—	$(0.21)	$11.78	15.64%	$1,654,324	1.21	%(9)	1.21	%(9)	1.29%	1.25%	84%
2006	(2)	10.00	0.10	(1)	0.34	(1)	0.44	(0.06)	—	—	(0.06)	10.38	4.44	1,082,101	1.09	‡	1.09	‡	1.16	1.18	72
S&P 500 Index Fund
CLASS A
2007	(4)	$41.45	$0.34	(1)	$3.09	(1)	$3.43	$(0.17)	$—	$—	$(0.17)	$44.71	8.28%	$650,792	0.40%		0.40%		0.43%	1.55%	2%
2007	(5)	38.38	0.63	(1)	3.70	(1)	4.33	(0.68)	(0.58)	—	(1.26)	41.45	11.38	621,898	0.40		0.40		0.43	1.59	6
2006	(5)	36.21	0.56	(1)	3.47	(1)	4.03	(0.54)	(1.32)	—	(1.86)	38.38	11.32	614,246	0.40		0.40		0.43	1.49	18
2005	(5)	34.66	0.59	(1)	1.57	(1)	2.16	(0.58)	(0.03)	—	(0.61)	36.21	6.25	655,378	0.40		0.40		0.43	1.67	11
2004	(5)	26.18	0.42	(1)	8.58	(1)	9.00	(0.52)	—	—	(0.52)	34.66	34.62	686,129	0.40		0.40		0.43	1.33	7
2003	(5)	35.39	0.38		(9.21)		(8.83)	(0.38)	—	—	(0.38)	26.18	(25.06)	524,554	0.40		0.40		0.43	1.33	7
Small Cap Value Fund
CLASS A
2007		$21.28	$0.04	(1)	$2.23	(1)	$2.27	$(0.14)	$(2.15)	$—	$(2.29)	$21.26	10.70%	$1,122,027	1.11%		1.13%		1.27%	0.19%	86%
2006		21.58	0.05	(1)	1.97	(1)	2.02	(0.06)	(2.26)	—	(2.32)	21.28	10.34	1,160,178	1.11		1.13		1.27	0.31	72
2005		20.74	0.06	(1)	4.02	(1)	4.08	(0.05)	(3.19)	—	(3.24)	21.58	21.21	1,066,189	1.11		1.11		1.27	0.27	71
2004		17.45	0.03	(1)	4.32	(1)	4.35	(0.06)	(1.00)	—	(1.06)	20.74	25.67	942,037	1.10		1.10		1.27	0.17	89
2003		13.99	0.08	(1)	3.91	(1)	3.99	(0.09)	(0.44)	—	(0.53)	17.45	29.28	795,501	1.10		1.10		1.27	0.52	99
Small Cap Growth Fund
CLASS A
2007		$18.56	$(0.09	)(1)	$3.44	(1)	$3.35	$—	$—	$—	$—	$21.91	18.05%	$1,154,000	1.11%		1.13%		1.27%	(0.43)	135%
2006		17.86	(0.07	)(1)	0.77	(1)	0.70	—	—	—	—	18.56	3.92	1,111,329	1.11		1.13		1.27	(0.40)	99
2005		15.14	(0.10	)(1)	2.82	(1)	2.72	—	—	—	—	17.86	17.97	1,058,413	1.11		1.11		1.27	(0.60)	116
2004		14.11	(0.10	)(1)	1.13	(1)	1.03	—	—	—	—	15.14	7.30	970,759	1.10		1.10		1.27	(0.63)	124
2003		9.62	(0.08	)(1)	4.57	(1)	4.49	—	—	—	—	14.11	46.67	875,906	1.10		1.10		1.27	(0.66)	166

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital	Total Dividends and Distributions
Tax-Managed Small Cap Fund
CLASS A
2007	$13.10	$0.04	(1)	$2.00	(1)	$2.04	$(0.06)	$(0.94)	$—	$(1.00)
2006	13.13	0.01	(1)	0.68	(1)	0.69	—	(0.72)	—	(0.72)
2005	11.63	(0.02	)(1)	2.36	(1)	2.34	—	(0.84)	—	(0.84)
2004	10.00	(0.04	)(1)	1.67	(1)	1.63	—	—	—	—
2003	7.54	(0.02	)(1)	2.48	(1)	2.46	—	—	—	—
Small/Mid Cap Diversified Alpha Fund
CLASS A
2007 (8)	$10.00	$0.10	(1)	$0.07	(1)††	$0.17	$(0.07)	$—	$—	$(0.07)
Mid-Cap Fund
CLASS A
2007	$20.40	$0.06	(1)	$3.40	(1)	$3.46	$(0.10)	$(1.54)	$—	$(1.64)
2006	20.29	0.14	(1)	1.49	(1)	1.63	(0.12)	(1.40)	—	(1.52)
2005	17.84	0.06	(1)	4.61	(1)	4.67	(0.06)	(2.16)	—	(2.22)
2004	14.96	0.09	(1)	3.19	(1)	3.28	(0.11)	(0.29)	—	(0.40)
2003	11.74	0.11	(1)	3.25	(1)	3.36	(0.08)	(0.06)	—	(0.14)
U.S. Managed Volatility Fund
CLASS A
2007	$12.02	$0.15	(1)	$1.74	(1)	$1.89	$(0.14)	$(0.32)	$—	$(0.46)
2006	11.41	0.10	(1)	0.75	(1)	0.85	(0.09)	(0.15)	—	(0.24)
2005 (6)	10.00	0.10	(1)	1.39	(1)	1.49	(0.08)	— *	—	(0.08)

		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small Cap Fund
CLASS A
2007		$14.14	16.00%	$416,945	1.11%		1.14%		1.27%	0.31%	72%
2006		13.10	5.50	314,333	1.11		1.14		1.27	(0.09)	73
2005		13.13	20.80	269,519	1.11		1.11		1.27	(0.17)	99
2004		11.63	16.30	214,859	1.10		1.10		1.27	(0.31)	86
2003		10.00	32.63	181,773	1.10		1.10		1.27	(0.21)	142
Small/Mid Cap Diversified Alpha Fund
CLASS A
2007	(8)	$10.10	1.71%	$130,707	1.29	%(10)	1.29	%(10)	1.50%	1.25%	112%
Mid-Cap Fund
CLASS A
2007		$22.22	17.51%	$183,287	1.01%		1.01%		1.02%	0.26%	176%
2006		20.40	8.50	90,208	1.01		1.01		1.03	0.67	135
2005		20.29	28.15	71,162	1.01		1.01		1.03	0.30	137
2004		17.84	22.23	53,642	1.00		1.00		1.02	0.53	121
2003		14.96	28.92	41,502	1.00		1.00		1.03	0.86	109
U.S. Managed Volatility Fund
CLASS A
2007		$13.45	16.09%	$585,858	1.04%		1.04%		1.27%	1.19%	112%
2006		12.02	7.64	303,523	1.11		1.11		1.27	0.91	133
2005	(6)	11.41	14.94	160,047	1.11		1.11		1.27	1.03	102

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Global Managed Volatility Fund
CLASS A
2007	$10.37	$0.17	(1)	$0.85	(1)	$1.02	$(0.11)	$(0.06)	$—	$(0.17)	$11.22	9.88%	$275,748	1.11%	1.11%	1.32%	1.56%	119%
2006 (7)	10.00	0.02	(1)	0.35	(1)	0.37	—	—	—	—	10.37	3.70	94,951	1.10	1.10	1.30	1.22	13
Real Estate Fund
CLASS A
2007	$18.43	$0.30	(1)	$0.76	(1)	$1.06	$(0.36)	$(0.93)	$—	$(1.29)	$18.20	5.49%	$244,991	1.11%	1.12%	1.27%	1.55%	84%
2006	14.86	0.23	(1)	4.15	(1)	4.38	(0.36)	(0.45)	—	(0.81)	18.43	30.44	192,674	1.11	1.12	1.27	1.39	65
2005	11.89	0.27	(1)	3.22	(1)	3.49	(0.26)	(0.26)	—	(0.52)	14.86	29.97	96,405	1.11	1.11	1.27	1.95	58
2004 (3)	10.00	0.21	(1)	1.85	(1)	2.06	(0.17)	—	—	(0.17)	11.89	20.82	35,008	1.10	1.10	1.30	2.20	98
Enhanced Income Fund
CLASS A
2007	$10.11	$0.57	(1)	$(0.27	)(1)	$0.30	$(0.49)	$—	$—	$(0.49)	$9.92	2.96%	$620,931	0.60%	0.60%	1.03%	5.67%	43%
2006 (7)	10.00	0.10	(1)	0.01	(1)	0.11	—	—	—	—	10.11	1.10	235,981	0.60	0.60	1.10	5.54	70
Core Fixed Income Fund
CLASS A
2007	$10.29	$0.50	(1)	$(0.10	)(1)	$0.40	$(0.50)	$—	$—	$(0.50)	$10.19	4.00%	$4,600,629	0.64%	0.64%	0.84%	4.89%	413%
2006	10.44	0.47	(1)	(0.11	)(1)	0.36	(0.48)	(0.03)	—	(0.51)	10.29	3.60	4,293,309	0.63	0.63	0.84	4.62	478
2005	10.65	0.40	(1)	(0.11	)(1)	0.29	(0.41)	(0.09)	—	(0.50)	10.44	2.83	4,094,011	0.61	0.61	0.84	3.83	557
2004	10.71	0.37	(1)	0.08	(1)	0.45	(0.38)	(0.13)	—	(0.51)	10.65	4.38	4,067,065	0.61 **	0.61 **	0.84	3.52	430
2003	10.67	0.40	(1)	0.28	(1)	0.68	(0.42)	(0.22)	—	(0.64)	10.71	6.63	3,823,429	0.60	0.60	0.84	3.77	470

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
CLASS A
2007	$8.38	$0.67	(1)	$(0.11	)(1)	$0.56	$(0.68)	$—	$—	$(0.68)	$8.26	6.72%	$1,247,613	0.86%	0.86%	1.12%	7.89%	91%
2006	8.50	0.65	(1)	(0.12	)(1)	0.53	(0.65)	—	—	(0.65)	8.38	6.51	1,068,711	0.86	0.86	1.12	7.69	126
2005	8.58	0.64	(1)	(0.08	)(1)	0.56	(0.64)	—	—	(0.64)	8.50	6.71	1,599,921	0.86	0.86	1.12	7.46	132
2004	8.37	0.67	(1)	0.21	(1)	0.88	(0.67)	—	—	(0.67)	8.58	10.84	1,197,554	0.85	0.85	1.11	7.84	179
2003	7.60	0.68	(1)	0.77	(1)	1.45	(0.68)	—	—	(0.68)	8.37	19.88	976,659	0.85	0.85	1.12	8.50	129

† Returns and turnover rates are for the period indicated and have not been annualized.

†† The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

‡ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratio would have been 0.95%.

* Amount represents less than $0.01.

** The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.60%.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on November 13, 2003. All ratios for the period have been annualized.

(4) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(5) For the year or period ended March 31.

(6) Commenced operations on October 28, 2004. All ratios for the period have been annualized.

(7) Commenced operations on July 27, 2006. All ratios for the period have been annualized.

(8) Commenced operations on December 20, 2006. All ratios for the period have been annualized.

(9) The expense ratio includes dividend expense and interest expense on securities sold short. Had this expense been excluded the ratio would have been 0.94%.

(10) The expense ratio includes dividend expense and interest expense on securities sold short. Had this expense been excluded the ratio would have been 1.17%.

Amounts designated as "—" are zero or have been rounded to zero.

SEI / PROSPECTUS

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2008 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:  http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI-F-101 (1/08)

SEI Institutional Managed Trust

Prospectus as of January 31, 2008

Large Cap Value Fund

Large Cap Growth Fund

Large Cap Diversified Alpha Fund

S&P 500 Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Small/Mid Cap Diversified Alpha Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

Real Return Plus Fund

Class I

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

SEI Institutional Managed Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Class I Shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds (each a Fund and together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Large Cap Value Fund	2

Large Cap Growth Fund	5

Large Cap Diversified Alpha Fund	8

S&P 500 Index Fund	14

Small Cap Value Fund	19

Small Cap Growth Fund	22

Small/Mid Cap Diversified Alpha Fund	25

Mid-Cap Fund	32

U.S. Managed Volatility Fund	35

Global Managed Volatility Fund	39

Real Estate Fund	44

Enhanced Income Fund	48

Core Fixed Income Fund	54

High Yield Bond Fund	59

Real Return Plus Fund	63

More Information About Fund Investments	68

Investment Adviser and Sub-Advisers	68

Purchasing, Selling and Exchanging Fund Shares	88

Disclosure of Portfolio Holdings Information	94

Dividends, Distributions and Taxes	94

Financial Highlights	96

How to Obtain More Information About SEI Institutional Managed Trust	Back Cover

SEI / PROSPECTUS

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, except the S&P 500 Index Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more sub-advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond and Real Return Plus Funds' assets in a manner it believes will help the Funds achieve their investment goals. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the sub-advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Funds' sub-advisers (each, a Sub-Adviser and together, the Sub-Advisers) do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

1

SEI / PROSPECTUS

LARGE CAP VALUE FUND

Fund Summary

Investment Goal:  Long-term growth of capital and income

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a value style, the Fund invests in U.S. common stocks of large companies

Investment Strategy

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies, including exchange-traded funds (ETFs). The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. However, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, performance for the periods prior to August 6, 2001 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 17.15% (06/23/03)

Worst Quarter: -19.13% (09/30/02)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Russell 1000 Value Index. However, as noted above, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Large Cap Value Fund — Class I	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	-2.07%	13.41%	6.10%	11.03%
Return After Taxes on Distributions**	-4.10%	12.10%	4.91%	9.38%
Return After Taxes on Distributions and Sale of Fund Shares**	0.34%	11.48%	4.84%	9.03%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	-0.17%	14.63%	7.68%	12.34%

* The inception date for the Fund's Class I Shares is August 6, 2001. Index returns are shown from October 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

3

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.88%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.23	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Value Fund — Class I Shares (after waiver)	1.12%
Large Cap Value Fund — Class I Shares (after waiver and commission recapture)	1.12%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund — Class I Shares	$125	$390	$676	$1,489

4

SEI / PROSPECTUS

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in large cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

5

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. However, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, performance for the periods prior to August 6, 2001 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 29.17% (12/31/98)

Worst Quarter: -24.92% (03/31/01)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Russell 1000 Growth Index. However, as noted above, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Large Cap Growth Fund — Class I	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	11.93%	11.28%	2.72%	8.55%
Return After Taxes on Distributions**	11.91%	11.26%	2.47%	7.98%
Return After Taxes on Distributions and Sale of Fund Shares**	7.76%	9.86%	2.28%	7.37%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	11.81%	12.10%	3.83%	9.38%

* The inception date for the Fund's Class I Shares is August 6, 2001. Index returns are shown from December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

6

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.87%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.27	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Growth Fund — Class I Shares (after waiver)	1.11%
Large Cap Growth Fund — Class I Shares (after waiver and commission recapture)	1.11%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund — Class I Shares	$129	$403	$697	$1,534

7

SEI / PROSPECTUS

LARGE CAP DIVERSIFIED ALPHA FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  Medium to High

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in large cap stocks and other equity securities

Investment Strategy

Under normal circumstances, the Large Cap Diversified Alpha Fund will invest at least 80% of its net assets in equity securities of large companies, ETFs, fixed income securities and derivative instruments, such as equity index futures or swaps, which are designed to correlate to a portfolio composed of large cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which sub-advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or "alpha") by making combined investments of derivatives and fixed income securities, and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market. The Fund seeks to exceed the total return of the Russell 1000 Index.

When investing directly in equity securities of large cap companies, such securities may include common stocks, preferred stocks or warrants. Sub-Advisers investing directly in equity securities may employ various strategies to seek to achieve excess returns. For example, certain Sub-Advisers may employ a long-only strategy, while other Sub-Advisers may also employ short sales. Sub-Advisers that engage in short sales may only do so in an amount up to 30% (measured at the time of investment) of the value of the portion of the Fund managed by that Sub-Adviser. When a Sub-Adviser sells securities short, it may use the proceeds from the sale to purchase long positions in additional equity securities. Short strategies may be used for both hedging and non-hedging purposes. The Fund may also invest in ETFs to gain exposure to certain segments of the equity market that are not necessarily based on the broad large cap market.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of large cap equity securities by investing in derivative instruments backed by other types of securities that can be used as collateral, such as U.S. and foreign corporate and government fixed income securities. These portfolio strategies are included in the Fund's principal investment strategy described above. The managers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a large cap benchmark by purchasing derivatives correlated to a broad large cap index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than large cap equities. Pursuant to a derivatives strategy, the Fund may invest in U.S. and foreign corporate and government fixed income securities of

8

SEI / PROSPECTUS

different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) (between $708.1 million and $511.9 billion as of December 31, 2007).

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark. These strategies expose the Fund to the risk that its portfolio of derivatives may not properly track the performance of the Fund's benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., large cap equity securities), and the Fund would underperform its benchmark index to the extent that the Fund's investments in other asset classes decline in value.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various

9

SEI / PROSPECTUS

risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price

10

SEI / PROSPECTUS

may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

11

SEI / PROSPECTUS

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for two years. However, the Fund's Class I Shares commenced operations on September 14, 2006. Therefore, performance for the periods prior to September 14, 2006 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 6.52% (12/31/06)

Worst Quarter: -3.82% (12/31/07)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the Russell 1000 Index. However, as noted above, the Fund's Class I Shares commenced operations on September 14, 2006. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Large Cap Diversified Alpha Fund — Class I	1 Year	Since Inception*
Return Before Taxes	4.21%	7.49%
Return After Taxes on Distributions**	2.89%	6.55%
Return After Taxes on Distributions and Sale of Fund Shares**	3.14%	5.96%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)***	5.77%	10.51%

* The inception date for the Fund's Class I Shares is September 14, 2006. Index returns are shown from December 31, 2005.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

12

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	1.14	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	1.55	%***†

* Other expenses include interest and dividend expenses associated with securities sold short (Short Sale Expenses), which are estimated for the current fiscal year to be approximately 0.26%.

** Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of Short Sale Expenses, interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Short Sale Expenses will cause the Fund's total operating expenses to exceed this specified level. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Large Cap Diversified Alpha Fund — Class I Shares (after waiver)	1.47%
Large Cap Diversified Alpha Fund — Class I Shares (excluding short sale expenses and after waiver and commission recapture)	1.21%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Diversified Alpha Fund — Class I Shares	$158	$490	$845	$1,845

13

SEI / PROSPECTUS

S&P 500 INDEX FUND

Fund Summary

Investment Goal:  Investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500 Index)

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing a sub-adviser, the Fund invests in the common stocks and other equity securities included in the S&P 500 Index

Investment Strategy

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund generally gives the same weight to a given stock as the S&P 500 Index does. In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in ETFs and engage in swaps. The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

What are the Risks of Investing in the Fund?

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500  Index. The Sub-Adviser purchases only a representative portion of the securities in the

14

SEI / PROSPECTUS

S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

A swap is a privately negotiated over-the-counter derivative product in which the Fund and another party agree to exchange payment streams, which are calculated by reference to a security, interest rate or index. The Fund's use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swaps are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease. The Fund will not enter into any swap agreement unless the Sub-Adviser believes that the other party to the transaction is creditworthy. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

15

SEI / PROSPECTUS

Performance Information

The S&P 500 Index Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Former S&P 500 Index Fund). The Fund is the successor to the Former S&P 500 Index Fund's performance and financial history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by illustrating the changes in the Former S&P 500 Index Fund's performance from year to year and by showing how the Former S&P 500 Index Fund's average annual returns over the past periods compare with those of a broad measure of market performance. Of course, the Former S&P 500 Index Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Former S&P 500 Index Fund's Class I Shares from year to year for ten years. However, the Former S&P 500 Index Fund's Class I Shares commenced operations on June 28, 2002. Therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Former S&P 500 Index Fund's Class A Shares adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 21.09% (12/31/98)

Worst Quarter: -17.39% (09/30/02)

* The Fund commenced operations on September 17, 2007. The performance information from September 17, 2007 through December 31, 2007 is based on the performance of the Fund.

16

SEI / PROSPECTUS

This table compares the Former S&P 500 Index Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the S&P 500 Index. However, as noted above, the Former S&P 500 Index Fund's Class I Shares commenced operations on June 28, 2002. Therefore, the Former S&P 500 Index Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

S&P 500 Index Fund — Class I†	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	4.91%	12.12%	5.20%	8.23%
Fund Return After Taxes on Distributions**	3.61%	11.45%	4.61%	7.56%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	4.23%	10.43%	4.29%	6.99%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	5.49%	12.83%	5.91%	9.06%

* The inception date of the Former S&P 500 Index Fund's Class I Shares is June 28, 2002. Index returns are shown from February 29, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

† The Fund commenced operations on September 17, 2007. The performance information from September 17, 2007 through December 31, 2007 is based on the performance of the Fund.

17

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.78	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator and the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses will be as follows:

S&P 500 Index Fund — Class I Shares	0.65%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund — Class I Shares	$80	$249	$433	$966

18

SEI / PROSPECTUS

SMALL CAP VALUE FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a value style, the Fund invests in common stocks of smaller U.S. companies

Investment Strategy

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $27.4 million and $6.1 billion as of December 31, 2007) or the S&P SmallCap 600 Index (between $56 million and $4.9 billion as of December 31, 2007). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization value stocks may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

19

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. However, the Fund's Class I Shares commenced operations on February 11, 2002. Therefore, performance for the periods prior to February 11, 2002 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 20.18% (06/30/03)

Worst Quarter: -19.88% (09/30/98)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Russell 2000 Value Index. However, as noted above, the Fund's Class I Shares commenced operations on February 11, 2002. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Small Cap Value Fund — Class I	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	-7.02%	15.70%	8.44%	12.15%
Fund Return After Taxes on Distributions**	-9.59%	13.16%	6.58%	9.97%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	-2.57%	13.00%	6.62%	9.78%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)***	-9.78%	15.80%	9.06%	12.80%

* The inception date for the Fund's Class I Shares is February 11, 2002. Index returns are shown from December 31, 1994.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest companies with lower growth rates and price-to-book ratios.

20

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.88%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.53	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Small Cap Value Fund — Class I Shares (after waiver)	1.39%
Small Cap Value Fund — Class I Shares (after waiver and commission recapture )	1.37%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund — Class I Shares	$156	$483	$834	$1,824

21

SEI / PROSPECTUS

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal:  Long-term capital appreciation

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a growth style, the Fund invests in common stocks of smaller U.S. companies

Investment Strategy

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $27.4 million and $6.1 billion as of December 31, 2007) or the S&P SmallCap 600 Index (between $56 million and $4.9 billion as of December 31, 2007). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

22

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. However, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, performance for the periods prior to August 6, 2001 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 44.87% (12/31/99)

Worst Quarter: -29.59% (09/30/01)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Russell 2000 Growth Index. However, as noted above, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Small Cap Growth Fund — Class I	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	1.61%	14.62%	6.21%	10.74%
Return After Taxes on Distributions**	0.01%	14.26%	4.74%	8.77%
Return After Taxes on Distributions and Sale of Fund Shares**	2.46%	12.79%	4.65%	8.52%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)***	7.05%	16.50%	4.32%	7.48%

* The inception date for the Fund's Class I Shares is August 6, 2001. Index returns are shown from April 30, 1992.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

23

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.88%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.53	%**†

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Small Cap Growth Fund — Class I Shares (after waiver)	1.39%
Small Cap Growth Fund — Class I Shares (after waiver and commission recapture)	1.37%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund — Class I Shares	$156	$483	$834	$1,824

24

SEI / PROSPECTUS

SMALL/MID CAP DIVERSIFIED ALPHA FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in small and mid cap stocks and other equity securities

Investment Strategy

Under normal circumstances, the Small/Mid Cap Diversified Alpha Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies, ETFs, fixed income securities and derivative instruments, such as equity index futures or swaps, which are designed to correlate to a portfolio composed of small and mid cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. small to mid cap benchmark. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or "alpha") by making combined investments of derivatives and fixed income securities, and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. small to mid cap equity market, returns may be derived in part from investing significant portions of the fund in securities outside of the small to mid cap market. The Fund seeks to exceed the total return of the Russell 2500 Index.

When investing directly in equity securities of small and mid cap companies, such securities may include common stocks, preferred stocks or warrants. Sub-Advisers investing directly in equity securities may employ various strategies to seek to achieve excess returns. For example, certain Sub-Advisers may employ a long-only strategy, while other Sub-Advisers may also employ short sales. Sub-Advisers that engage in short sales may only do so in an amount up to 30% (measured at the time of investment) of the value of the portion of the Fund managed by that Sub-Adviser. When a Sub-Adviser sells securities short, it may use the proceeds from the sale to purchase long positions in additional equity securities. Short strategies may be used for both hedging and non-hedging purposes. The Fund may also invest in ETFs to gain exposure to certain segments of the market that are not necessarily based on the broad small to mid cap market.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of small and mid cap equity securities by investing in derivative instruments backed by other types of securities that can be used as collateral, such as U.S. and foreign corporate and government fixed income securities. These portfolio strategies are included in the Fund's principal investment strategy described above. The managers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a small to mid cap benchmark by purchasing derivatives correlated to a broad small to mid cap index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than small and mid cap equities. Pursuant to a derivatives strategy, the Fund may invest in U.S. and foreign corporate and government fixed income

25

SEI / PROSPECTUS

securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell securities such as equity securities, mortgage-backed or other asset-backed securities, government bonds and currencies for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

For purposes of this Fund, a small to medium company is a company with a market capitalization in the range of companies in the Russell 2500 Index (between $27 million and $20.82 billion as of December 31, 2007).

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark. These strategies expose the Fund to the risk that its portfolio of derivatives may not properly track the performance of the Fund's benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., small cap equity securities), and the Fund would underperform its benchmark index to the extent that the Fund's investments in other asset classes decline in value.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various

26

SEI / PROSPECTUS

risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a

27

SEI / PROSPECTUS

loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that small to medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

28

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares for one year. However, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, performance for the periods prior to October 1, 2007 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on a full calendar year.

Best Quarter: 5.45% (06/30/07)

Worst Quarter: -7.93% (12/31/07)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Russell 2500 Index. However, as noted above, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Small/Mid Cap Diversified Alpha Fund — Class I	1 Year	Since Inception*
Return Before Taxes	-6.53%	-6.36%
Return After Taxes on Distributions**	-6.83%	-6.68%
Return After Taxes on Distributions and Sale of Fund Shares**	-4.22%	-5.56%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)***	1.38%	1.38%

* The inception date for the Fund's Class I Shares is October 1, 2007. Index returns are shown from December 31, 2006.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

29

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	1.00	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	1.76	%***†

* Other expenses include interest and dividend expenses associated with securities sold short (Short Sale Expenses), which are estimated for the current fiscal year to be approximately 0.12%.

** Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and/or the Fund's distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of Short Sale Expenses, interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Short Sale Expenses caused the Fund's total operating expenses to exceed the specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

Small/Mid Cap Diversified Alpha Fund — Class I Shares (after waiver)	1.55%
Small/Mid Cap Diversified Alpha Fund — Class I Shares (excluding short sale expenses and after waiver and commission recapture)	1.43	%*

* This figure assumes that the Fund's Sub-Advisers with a 30% allocation engage in short sales in an amount up to 20% (measured at the time of investment) of the value of the portion of the Fund managed by the Sub-Advisers. If the Sub-Advisers with a 30% allocation were to engage in short sales up to 30% of the Fund's value, the Short Sale Expenses would equal 0.18%.

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only direct operating expenses incurred by the Fund, not the indirect cost of investing in underlying funds.

30

SEI / PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Small/Mid Cap Diversified Alpha Fund — Class I Shares	$179	$554

31

SEI / PROSPECTUS

MID-CAP FUND

Fund Summary

Investment Goal:  Long-term capital appreciation

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers that manage in a core style, the Fund invests in mid-cap U.S. common stocks

Investment Strategy

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $457.8 million and $41.7 billion as of December 31, 2007). The Fund utilizes multiple Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers, in managing the Fund's assets, select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole. The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, mid-cap stocks may be more volatile than those of larger companies.

32

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. However, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, performance for the periods prior to October 1, 2007 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 21.67% (12/31/98)

Worst Quarter: -22.10% (09/30/98)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Russell Mid-Cap Index. However, as noted above, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Mid-Cap Fund — Class I	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	1.98%	18.08%	8.75%	11.48%
Return After Taxes on Distributions**	-0.37%	15.94%	6.81%	9.50%
Return After Taxes on Distributions and Sale of Fund Shares**	2.58%	15.04%	6.67%	9.21%
Russell Mid-Cap Index Return (reflects no deduction for fees, expenses or taxes)***	5.60%	18.21%	9.91%	12.61%

* The inception date for the Fund's Class I Shares is October 1, 2007. Index returns are shown from February 28, 1993.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

33

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.88	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.28	%***

* Other expenses are based on estimated amounts for the current fiscal year.

** Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Mid-Cap Fund — Class I Shares	1.27%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Mid-Cap Fund — Class I Shares	$130	$406

34

SEI / PROSPECTUS

U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal:  Capital appreciation with less volatility than the broad U.S. equity markets

Share Price Volatility:  Medium

Principal Investment Strategy:  The Fund invests in common stocks and other equity securities and employs a broad range of investment strategies intended to generate capital appreciation but with a lower level of volatility than the broad U.S. equity markets

Investment Strategy

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

The Fund may use a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, employs various investment strategies intended to achieve returns similar to that of the broad U.S. equity markets, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to that of the broad U.S. equity markets but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad U.S. equity markets. The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

35

SEI / PROSPECTUS

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Sub-Advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Fund's price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

36

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for three years. However, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, performance for the periods prior to June 29, 2007 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 5.70% (06/30/07)

Worst Quarter: -1.53% (12/31/07)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the S&P 500 Index. However, as noted above, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

U.S. Managed Volatility Fund — Class I	1 Year	Since Inception*
Return Before Taxes	7.90%	11.10%
Return After Taxes on Distributions**	6.55%	10.04%
Return After Taxes on Distributions and Sale of Fund Shares**	5.55%	9.04%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	5.49%	10.68%

* The inception date for the Fund's Class I Shares is June 29, 2007. Index returns are shown from October 31, 2004.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

37

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	1.22	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	1.88	%***†

* Other expenses are based on estimated amounts for the current fiscal year.

** Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

† The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

U.S. Managed Volatility Fund — Class I Shares	1.38%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund — Class I Shares	$191	$591	$1,016	$2,201

38

SEI / PROSPECTUS

GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal:  Capital appreciation with less volatility than the broad global equity markets

Share Price Volatility:  Medium

Principal Investment Strategy:  Using multiple sub-advisers, the Fund seeks to generate capital appreciation, but with a lower level of volatility than the broad global equity markets by employing investment strategies consistent with that goal

Investment Strategy

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures, swap agreements and engage in short sales.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund. Each Sub-Adviser, in managing its portion of the Fund's assets, employs various investment strategies intended to achieve returns similar to that of the broad global equity markets, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Adviser believed would produce a less volatile return stream to the market. Each Sub-Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment).

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to that of the broad global equity markets, but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad global equity markets. The Fund is also subject to the risk that the

39

SEI / PROSPECTUS

equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve different risks than the strategies used by typical mutual funds, including short sales. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Fund's price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

40

SEI / PROSPECTUS

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

The Fund takes passive positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of securities. Passive investment in currencies may subject the Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

41

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares for one year. However, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, performance for the periods prior to June 29, 2007 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information is based on a full calendar year.

Best Quarter: 2.88% (06/30/07)

Worst Quarter: -3.03% (12/31/07)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Morgan Stanley MSCI World Index. However, as noted above, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Global Managed Volatility Fund — Class I	1 Year	Since Inception*
Return Before Taxes	-0.39%	6.81%
Return After Taxes on Distributions**	-1.51%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares**	-0.19%	5.15%
Morgan Stanley MSCI World Index Return (reflects no deduction for fees, expenses or taxes)***	9.04%	15.52%

* The inception date for the Fund's Class I Shares is June 29, 2007. Index returns are shown from July 31, 2006.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2006 the Morgan Stanley MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

42

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	1.61	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	2.27	%***†

* Other expenses are based on estimated amounts for the current fiscal year.

** Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

† The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Global Managed Volatility Fund — Class I Shares	1.37%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Global Managed Volatility Fund — Class I Shares	$230	$709	$1,215	$2,605

43

SEI / PROSPECTUS

REAL ESTATE FUND

Fund Summary

Investment Goal:  Total return, including current income and capital appreciation

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund seeks above average total return, including current income and capital appreciation, by investing in real estate securities

Investment Strategy

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile

44

SEI / PROSPECTUS

than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

45

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for four years. However, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, performance for the periods prior to October 1, 2007 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 17.40% (12/31/04)

Worst Quarter: -13.26% (12/31/07)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Wilshire Real Estate Securities (Full Cap) Index. However, as noted above, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Real Estate Fund — Class I	1 Year	Since Inception*
Return Before Taxes	-16.83%	16.15%
Return After Taxes on Distributions**	-18.76%	14.13%
Return After Taxes on Distributions and Sale of Fund Shares**	-10.08%	13.16%
Wilshire Real Estate Securities (Full Cap) Index Return (reflects no deduction for fees, expenses or taxes)***	-17.66%	14.99%

* The inception date for the Fund's Class I Shares is October 1, 2007. Index returns are shown from November 30, 2003.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire Real Estate Securities (Full Cap) Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs. The index is capitalization-weighted.

46

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.88	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.53	%***

* Other expenses are based on estimated amounts for the current fiscal year.

** Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Real Estate Fund — Class I Shares (after waiver)	1.38%
Real Estate Fund — Class I Shares (after waiver and commission recapture)	1.37%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Real Estate Fund — Class I Shares	$156	$483

47

SEI / PROSPECTUS

ENHANCED INCOME FUND

Fund Summary

Investment Goal:  Capital appreciation and income

Share Price Volatility:  Low to Medium

Principal Investment Strategy:  Using multiple sub-advisers, the Fund seeks to provide an enhanced return above LIBOR (London Interbank Offered Rate)

Investment Strategy

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund's Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund's average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.

The Sub-Advisers seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

48

SEI / PROSPECTUS

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual

49

SEI / PROSPECTUS

maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly

50

SEI / PROSPECTUS

liquid secondary market may have an adverse impact on the value of such instruments and on the Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of equity securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

51

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares for one year. However, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, performance for the periods prior to June 29, 2007 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information is based on a full calendar year.

Best Quarter: 1.38% (06/30/07)

Worst Quarter: -2.17% (12/31/07)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the 3-Month LIBOR (USD) Index. However, as noted above, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Enhanced Income Fund — Class I	1 Year	Since Inception*
Return Before Taxes	-1.60%	0.71%
Return After Taxes on Distributions**	-3.45%	-1.16%
Return After Taxes on Distributions and Sale of Fund Shares**	-1.01%	-0.43%
3-Month LIBOR (USD) Index Return (reflects no deduction for fees, expenses or taxes)***	5.61%	5.62%

* The inception date for the Fund's Class I Shares is June 29, 2007. Index returns are shown from July 31, 2006.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The 3-Month LIBOR (USD) Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

52

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	1.16%
Acquired Fund Fees and Expenses	0.01	%*
Total Annual Fund Operating Expenses	1.57	%**†

* Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

† The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of its fee in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Enhanced Income Fund — Class I Shares	0.86%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Enhanced Income Fund — Class I Shares	$160	$496	$855	$1,867

53

SEI / PROSPECTUS

CORE FIXED INCOME FUND

Fund Summary

Investment Goal:  Current income and preservation of capital

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing multiple sub-advisers that have fixed income investment expertise, the Fund invests in investment grade U.S. fixed income securities

Investment Strategy

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign securities, including emerging market, corporate and Government fixed income securities, and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index. The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of December 31, 2007 it was 4.41 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

54

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of equity securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other instruments, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the underlying instruments to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to

55

SEI / PROSPECTUS

these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities in which the Fund invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

56

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. However, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, performance for the periods prior to August 6, 2001 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 4.53% (12/31/00)

Worst Quarter: -1.98% (06/30/04)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Lehman Brothers Aggregate Bond Index. However, as noted above, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Core Fixed Income Fund — Class I	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	3.78%	3.88%	5.19%	6.39%
Return After Taxes on Distributions**	2.09%	2.32%	3.09%	4.03%
Return After Taxes on Distributions and Sale of Fund Shares**	2.43%	2.41%	3.15%	4.06%
Lehman Brothers Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	6.96%	4.42%	5.97%	7.56%

* The inception date for the Fund's Class I Shares is August 6, 2001. Index returns are shown from May 31, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

57

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	0.81%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.09	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Core Fixed Income Fund — Class I Shares	0.89%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Core Fixed Income Fund — Class I Shares	$111	$347	$601	$1,329

58

SEI / PROSPECTUS

HIGH YIELD BOND FUND

Fund Summary

Investment Goal:  Total return

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers that have high yield investment expertise, the Fund invests in high yield, high risk securities

Investment Strategy

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. In managing the Fund's assets, the Sub-Advisers and to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata

59

SEI / PROSPECTUS

portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

60

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. However, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, performance for the periods prior to October 1, 2007 is calculated using the performance of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 6.84% (06/30/03)

Worst Quarter: -5.65% (12/31/00)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Merrill Lynch U.S. High Yield Master II Constrained Index. However, as noted above, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

High Yield Bond Fund — Class I	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	1.39%	8.67%	5.01%	7.31%
Return After Taxes on Distributions**	-1.68%	5.66%	1.62%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares**	0.93%	5.69%	2.12%	4.01%
Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses or taxes)***†	2.53%	10.61%	5.58%	N/A

* The inception date for the Fund's Class I Shares is October 1, 2007.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its market performance would be lower. The Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends. In prior years, the Fund's return had been compared to the CS First Boston High Yield Index. The Adviser believes that the Merrill Lynch U.S. High Yield Master II Constrained Index better represents the U.S. high yield market and the Fund's investment opportunities.

† The Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

61

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	0.89	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.38	%***

* Other expenses are based on estimated amounts for the current fiscal year.

** Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

High Yield Bond Fund — Class I Shares	1.12%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
High Yield Bond Fund — Class I Shares	$140	$437

62

SEI / PROSPECTUS

REAL RETURN PLUS FUND

Fund Summary

Investment Goal:  Total return exceeding the rate of inflation

Share Price Volatility:  Medium

Principal Investment Strategy:  Using multiple managers, the Fund invests in inflation-sensitive securities for inflation protection and other types of securities to enhance return

Investment Strategy

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment and non-investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return.

In an attempt to enhance return, the Fund may employ an "alpha overlay" strategy that is backed by the securities mentioned below. The overlay strategy may be invested in instruments across domestic and international equity, fixed income and currency markets. This strategy may use a wide range of derivative instruments (or direct investments) to allocate exposure among asset classes, countries and currencies. The Fund may allocate investments without limit to any one of the equity, bond and currency asset classes.

The Fund may also invest in other types of inflation-sensitive securities, such as REITs. A portion of the Fund's assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodity-linked securities include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs that are tied to the performance of a commodity or commodity index, or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

63

SEI / PROSPECTUS

A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations.

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available

64

SEI / PROSPECTUS

information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

The Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Further, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Investments in commodity-linked securities may be more volatile and less liquid than direct investment in the underlying commodities themselves. Commodity-related equities will not necessarily reflect changes in the price of commodities. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. In fact, commodity-related equities may actually have a higher correlation to movement in equities than the commodity market.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Collateralized debt obligations (CDOs) are a type of asset-backed security. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

65

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that equity securities of developed countries may underperform other segments of the equity markets or the equity markets as a whole.

66

SEI / PROSPECTUS

Performance Information

As of January 31, 2008, Class I Shares of the Fund had not commenced operations and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.70	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.40	%***

* Other expenses are based on estimated amounts for the current fiscal year.

** Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Real Return Plus Fund — Class I Shares	0.95%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Real Return Plus Fund — Class I Shares	$143	$443

67

SEI / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. In addition, for temporary defensive purposes, the Small Cap Growth, Small Cap Value, Mid-Cap and Small/Mid Cap Diversified Alpha Funds may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of December 31, 2007, SIMC had more than $91.3 billion in assets under management. For the fiscal year ended September 30, 2007, SIMC received investment advisory fees as a percentage of each Fund's net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Value Fund	0.35%	0.28%
Large Cap Growth Fund	0.40%	0.35%
Large Cap Diversified Alpha Fund	0.40%	0.38%
S&P 500 Index Fund	0.03%	0.03%
Small Cap Value Fund	0.65%	0.65%
Small Cap Growth Fund	0.65%	0.64%
U.S. Managed Volatility Fund	0.65%	0.44%
Global Managed Volatility Fund	0.65%	0.45%
Enhanced Income Fund	0.40%	0.37%
Core Fixed Income Fund	0.28%	0.26%

68

SEI / PROSPECTUS

For the fiscal year ended September 30, 2007, the Class I Shares of the Small/Mid Cap Diversified Alpha, Mid-Cap, Real Estate, High Yield Bond and Real Return Plus Funds were not in operation. The Funds will pay SIMC investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Small/Mid Cap Diversified Alpha Fund	0.75%	0.55%
Mid-Cap Fund	0.40%	0.40%
Real Estate Fund	0.65%	0.61%
High Yield Bond Fund	0.49%	0.41%
Real Return Plus Fund	0.70%	N/A

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period October 1, 2006 through September 30, 2007.

69

SEI / PROSPECTUS

Sub-Advisers and Portfolio Managers

LARGE CAP VALUE FUND:

AllianceBernstein L.P.: Sanford C. Bernstein & Co., LLC (Bernstein), a unit of AllianceBernstein L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Value Fund. Bernstein's Structured Equity Investment Policy Group, headed by Drew Demakis, the firm's Chief Investment Officer for Structured Equities, manages the portion of the Large Cap Value Fund's assets allocated to Bernstein. Mr. Demakis was named CIO for US Structured Equities in 2003 and is responsible for the day-to-day coordination of the Large Cap Value Fund's investments. Previously, he served as the director of product development for structured equities for two years. Mr. Demakis joined Bernstein in 1998 as a Senior Portfolio Manager. Other members of the team include Joshua B. Lisser, Seth Masters and Thomas J. Fontaine. Mr. Lisser, a Senior Vice President and Chief Investment Officer for Structured Equities, joined Alliance in 1992 as a portfolio manager for the index strategies group and became Chief Investment Officer for Structured Equities in September of 2006. Previously, he was the Chief Investment Officer for Non-U.S. Structured Equity. Mr. Masters, Executive Vice President and Chief Investment Officer for Blend Strategies, joined Bernstein in 1991 as a research analyst and became Executive Vice President and Chief Investment Officer for Blend Strategies in 2002. Previously, he was the Chief Investment Officer for Emerging Markets Value. Mr. Fontaine, a Senior Vice President, Senior Portfolio Manager and Director of Research for Blend Strategies, joined Alliance in 1999 and became a Senior Vice President, Senior Portfolio Manager and Director of Research for Blend Strategies in September of 2006. Previously, he was a Senior Quantitative Analyst.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm for 14 years. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO for 20 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO for 16 years. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO for 9 years. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO for 7 years.

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Value Fund's assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include David Hurley, INTECH's Chief Operating Officer, who provides daily oversight of the investment process; Dr. Cary Maguire, INTECH's Senior Investment Officer, who supervises implementation of the portfolio management and trading process; and Mr. Joseph Runnels,

70

SEI / PROSPECTUS

INTECH's Vice President of Portfolio Management, who implements the day-to-day portfolio management and trading processes for client portfolios. Mr. Hurley joined the portfolio management team at INTECH in January 1988 from Prudential and acted as INTECH's Chief Compliance Officer from January 1996 until February 2002, when he became Chief Operating Officer. Dr. Maguire joined the portfolio management team in November 1991 and acted as INTECH's Director of Research from January 1995 until July 2002, when he became Senior Investment Officer. Mr. Runnels joined the portfolio management team at INTECH in June 1998 from QED Information Systems and acted as INTECH's Director of Trading and Operations from January 1999 until March 2003, when he became Vice President of Portfolio Management.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Large Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000.

LARGE CAP GROWTH FUND:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Growth Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica he was a Vice President at Goldman Sachs.

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Growth Fund's assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include David Hurley, INTECH's Chief Operating Officer, who provides daily oversight of the investment process; Dr. Cary Maguire, INTECH's Senior Investment Officer, who supervises implementation of the portfolio management and trading process; and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management, who implements the day-to-day portfolio

71

SEI / PROSPECTUS

management and trading processes for client portfolios. Mr. Hurley joined the portfolio management team at INTECH in January 1988 from Prudential and acted as INTECH's Chief Compliance Officer from January 1996 until February 2002, when he became Chief Operating Officer. Dr. Maguire joined the portfolio management team at INTECH in November 1991 and acted as INTECH's Director of Research from January 1995 until July 2002, when he became Senior Investment Officer. Mr. Runnels joined the portfolio management team at INTECH in June 1998 from QED Information Systems and acted as INTECH's Director of Trading and Operations from January 1999 until March 2003, when he became Vice President of Portfolio Management.

Goldman Sachs Asset Management, L.P.: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, New York, New York 10005, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of 19 investment professionals manages the portion of the Large Cap Growth Fund's assets allocated to GSAM. This team is led by Steven M. Barry, David G. Shell and Gregory H. Ekizian. Mr. Barry, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, is primarily responsible for investment research in industrials and multi-industry companies. He is also responsible for the team's mid-cap growth strategy. Prior to joining GSAM in June 1999, he was a portfolio manager at Alliance Capital Management. Mr. Shell, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, who is primarily responsible for investment research in entertainment, cable television, broadcasting, telecommunications and wireless communications, has been with GSAM since 1997, and with its predecessor since 1987. Mr. Ekizian, CFA, a Managing Director, Chief Investment Officer and Senior Portfolio Manager, who is primarily responsible for investment research in consumer discretionary and health care industries, has been with GSAM since 1997, and with its predecessor since 1990. He joined GSAM when it acquired Liberty Investment Management.

Montag & Caldwell, Inc.: Montag & Caldwell, Inc. (Montag & Caldwell), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326, serves as a Sub-Adviser to the Large Cap Growth Fund. William A. Vogel, CFA, Chief Executive Officer of Montag & Caldwell, serves as portfolio manager of the portion of the Large Cap Growth Fund's assets allocated to Montag & Caldwell. Mr. Vogel has been a portfolio manager at Montag & Caldwell for 19 years and has 31 years of investment experience. His role is to function as a participant in the security selection process for the Large Cap Growth Fund, as well as act as the principal liaison to SEI with regard to the servicing of its relationship with Montag & Caldwell.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investments professionals manages the portion of the Large Cap Growth Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund and also conducts equity market research for all quantitative core equity portfolios. He has been with QMA for 11 years and has 15 years of investment experience. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Large Cap Growth Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and

72

SEI / PROSPECTUS

new product development for the Large Cap Growth Fund. Previously, he was with AT&T as a member of the technical staff at AT&T Bell Laboratories. Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Growth Fund. He is also responsible for the management of structured products. Previously, Mr. Gambhirwala worked as a quantitative research analyst and as assistant portfolio manager. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Large Cap Growth Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios. She has been with QMA for 16 years and has 14 years of investment experience. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern and Mr. Lockwood were employed by Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997 and 1998, respectively. QMA is a subsidiary of PIM.

LARGE CAP DIVERSIFIED ALPHA FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals at Analytic manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 11 years ago. Greg McMurran, Chief Investment Officer and Portfolio Manager, has been Chief Investment Officer since 1998 and a member of the portfolio management team since joining Analytic 30 years ago. Steve Sapra, Portfolio Manager, has been a member of the US equity team since joining Analytic 7 years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. McMurran works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm for 14 years. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO for 20 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO for 16 years. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO for 9 years. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO for 7 years.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Delaware. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA,

73

SEI / PROSPECTUS

DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 as a principal and Executive Vice President. He is responsible for large-cap growth, all-cap growth, and one small/mid-cap growth portfolio. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993 as a portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998 as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Analyst for DMC, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica he was a Vice President at Goldman Sachs.

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to INTECH. Dr. Fernholz sets policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include David Hurley, INTECH's Chief Operating Officer, who provides daily oversight of the investment process, Dr. Cary Maguire, INTECH's Senior Investment Officer, who supervises implementation of the portfolio management and trading process, and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management, who implements the day-to-day portfolio management and trading processes for client portfolios. Mr. Hurley joined the portfolio management team at INTECH in January 1988 from Prudential and acted as INTECH's Chief Compliance Officer from January 1996 until February 2002, when he became Chief Operating Officer. Dr. Maguire joined the portfolio management team at INTECH in November 1991 and acted as INTECH's Director of Research from January 1995 until July 2002, when he became Senior Investment Officer. Mr. Runnels joined the portfolio management team at INTECH in June 1998 from QED Information Systems and acted as INTECH's Director of Trading and Operations from January 1999 until March 2003, when he became Vice President of Portfolio Management.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investments professionals manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Ted Lockwood, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Large Cap Diversified Alpha Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has headed the quantitative core equity team since the implementation of the process in 1996 and the international equity strategy since 2002. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Diversified Alpha Fund and also conducts equity market research for all quantitative core equity portfolios. He has been with QMA for 11 years and has 15 years of investment experience. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, investment research and product development for the Large Cap Diversified Alpha Fund. Mr. Lockwood, a Managing Director at QMA, is responsible for the portfolio management, investment research and new product development for the Large Cap Diversified Alpha Fund. Previously, he was with AT&T as a member of the technical staff at AT&T Bell Laboratories. Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Large Cap Diversified Alpha Fund. He is also responsible for the management of structured products. Previously, Mr. Gambhirwala worked as a

74

SEI / PROSPECTUS

quantitative research analyst and as assistant portfolio manager. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Large Cap Diversified Alpha Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios. She has been with QMA for 16 years and has 14 years of investment experience. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern and Mr. Lockwood were employed by Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997 and 1998, respectively. QMA is a subsidiary of PIM.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals led by Rob Aufdenspring, CFA, a Portfolio Manager, and Tim Cunneen, CFA, a Senior Portfolio Manager, manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Smith Breeden. Mr. Aufdenspring joined Smith Breeden in 1999 and has 10 years of investment experience. Mr. Cunneen joined Smith Breeden in 1998 and has 14 years of investment experience. He has served as a Senior Portfolio Manager for the past 5 years.

S&P 500 INDEX FUND:

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Sub-Adviser to the S&P 500 Index Fund. The S&P 500 Index Fund is managed by the Global Structured Products Group. Portfolio Managers James May and Karl Schneider, principals of SSgA FM, are members of SSgA FM's Global Structured Products Group and have day-to-day management responsibility of the S&P 500 Index Fund. Mr. May joined the firm in 1991. He became a portfolio manager of the Global Structured Products Group in 1995 and has been Senior Portfolio Manager since 2006. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

SMALL CAP VALUE FUND:

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to Artisan and are responsible for researching investment opportunities and the securities selection process. Messrs. Satterwhite and Kieffer are Managing Directors of Artisan and have co-managed Artisan's Small-Cap Value Strategy for over 5 years. They both joined Artisan in 1997. Mr. Sertl became co-manager of the portion of the Small Cap Value Fund's assets allocated to Artisan in May 2006. Prior to that time, Mr. Sertl was an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan's small-cap value strategy, including the Small Cap Value Fund. Mr. Sertl joined Artisan in 2000.

BlackRock Capital Management, Inc.: BlackRock Capital Management, Inc. (BlackRock) located at 100 Belleview Parkway, Wilmington, Delaware 19809, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to BlackRock. Wayne Archambo, CFA, serves as lead portfolio manager and is responsible for coverage of stocks. Kate O'Connor, CFA, serves as co-portfolio manager and participates in all investment decisions. Prior to joining BlackRock in 2002, Mr. Archambo was a founding partner and manager of Boston Partners Asset Management, L.P.'s small- and mid-cap value equity products since the firm's inception in 1995. Ms. O'Connor also joined BlackRock in 2002. Prior to that time, she served as an equity analyst at Independence Investment LLC from 2000-2001 and as a principal at Boston Partners Asset Management, L.P. from 1997 to 2000.

75

SEI / PROSPECTUS

David J. Greene and Company, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Benjamin H. Nahum, David J. Greene's Executive Vice President, serves as lead portfolio manager for the portion of the Small Cap Value Fund's assets allocated to David J. Greene. Mr. Nahum is responsible for evaluating research recommendations, determining holdings size, and establishing sector weights within the Small Cap Value Fund's specified guidelines and investment objectives. Mr. Nahum has been an owner/principal of the firm for the past 15 years.

Lee Munder Investments Ltd.: Lee Munder Investments Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to Lee Munder is managed by R.Todd Vingers, CFA, a Portfolio Manager, who oversees the entire Value Team at Lee Munder and is responsible for researching within the small cap value universe. Mr. Vingers joined LMIL in 2003 as a small cap value portfolio manager and has over 17 years of investment experience. Prior to joining LMIL he was with American Century as a Portfolio Manager.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at PanAgora manages the portion of the Small Cap Value Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, PhD, Ronald Hua, CFA, Kenneth Masse, CFA and Sanjoy Ghosh, PhD. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, a Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, a Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of

76

SEI / PROSPECTUS

structured equity and director of quantitative research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Small Cap Value Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Small Cap Value Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

SMALL CAP GROWTH FUND:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to DMC. The team consists of Marshall Bassett, Lori Wachs, CFA, Steve Lampe, CPA, Rudy Torrijos, Chris Holland, Barry Gladstein, CFA, and Mike Tung, M.D. Mr. Bassett, Senior Vice President and Chief Investment Officer — Emerging Growth Equity, has been with DMC for 10 years. Ms. Wachs has been with DMC for 15 years and a Vice President and Portfolio Manager for 11 years. Mr. Lampe has been with DMC for 12 years and a Vice President and Portfolio Manager for 8 years. Mr. Gladstein, Vice President and Portfolio Manager, has been with the team for 8 years. Mr. Torrijos has been a Vice President and Portfolio Manager for 2 years at DMC and prior to that, a technology analyst at Fiduciary Trust Co for 3 years. Mr. Holland, Vice President and Portfolio Manager, has been with DMC for 6 years. Mr. Tung, Vice President and Equity Analyst joined DMC in 2006. He spent the prior 20 months as a vice president at the Galleon Group, where he performed fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School.

77

SEI / PROSPECTUS

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a Sub-Adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Janus is managed by a team of investment professionals headed by William H. Bales, whose role is to oversee portfolio construction. Mr. Bales also serves as Team Leader for Institutional Small Cap Growth portfolios and has been a Portfolio Manager and Executive Vice President of the Janus Venture Fund (closed to new investors) since January 2001. Other members of the team include Paul Berg, Eileen Hoffmann, Chad Meade, Brian A. Schaub, Scott Stutzman and Philip Cody Wheaton. Mr. Berg has been a Research Analyst at Janus since April 2004. Prior to joining Janus, Mr. Berg had been a Portfolio Manager and Senior Equity Analyst at Strong Capital Management since November 2000. Ms. Hoffmann has been a Research Analyst at Janus since October 2004. Before joining Janus, Ms. Hoffmann had been a Vice President and Co-Portfolio Manager at Cordillera Asset Management since January 2002. Mr. Meade has been a Research Analyst at Janus since August 2001. Mr. Meade is also Portfolio Manager of other Janus accounts. Mr. Schaub has been a Research Analyst at Janus since June 2000. Mr. Schaub is also Portfolio Manager of other Janus accounts. Mr. Stutzman has been a Research Analyst at Janus since January 2007. Prior to joining Janus, Mr. Stutzman worked as an analyst for The Boston Company from August 2004. Prior to The Boston Company, Mr. Stutzman had worked at Gulfco Ltd. from September 2001 to January 2004. Mr. Wheaton has been a Research Analyst at Janus since September 2001. Each team member is responsible for participating in security selection for the Small Cap Growth Fund.

Lee Munder Investments Ltd.: Lee Munder Investments Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Lee Munder is co-managed by Andrew L. Beja, CFA, a Portfolio Manager, who is additionally responsible for researching the business services, consumer & software sectors and Thomas L. Holman, a Portfolio Manager, who is additionally responsible for researching the technology and healthcare IT sectors. Messrs. Beja and Holman have over 21 and 15 years of investment experience, respectively. Mr. Beja has been a portfolio manager for 7 years at LMIL. Mr. Holman was formerly a portfolio manager with Evergreen Investments prior to joining LMIL in 2004.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. From 1991 to 2001, Mr. Eysenbach was a managing director and director of quantitative products at Scudder Investments.

Mazama Capital Management, Inc.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at Mazama manages the portion of the Small Cap Growth Fund's assets allocated to Mazama. The team consists of Ronald A. Sauer, Stephen C. Brink, Gretchen Novak and Joel Rubenstein. Mr. Sauer has been Mazama's Chief Executive Officer, Chief Investment Officer and Senior Portfolio Manager since the founding of Mazama in 1997.

78

SEI / PROSPECTUS

Mr. Brink, Mazama's Senior Vice President, Portfolio Manager, Director of Research and co-founder of Mazama, whose role involves overseeing research information flow and quality, has been with Mazama since 1997. Ms. Novak, an Associate Portfolio Manager and Sector Portfolio Manager, whose role is to research small- and mid-cap growth discretionary and consumer staple companies, joined Mazama as an Equity Analyst in 1999. Mr. Rubenstein serves as an Associate Portfolio Manager, supporting the overall management of the Small Cap Growth Fund. He has worked as an equity research analyst for Mazama for the last four years. Prior to joining Mazama, he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. He also spent three years as a senior research analyst at Analysis Group, a leading provider of economic and business strategy consulting services.

McKinley Capital Management Inc.: McKinley Capital Management, Inc. (McKinley), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of seven investment professionals, led by Robert B. Gillam, manages the portion of the Small Cap Growth Fund's assets allocated to McKinley. Mr. Robert B. Gillam has been the President and Chief Investment Officer since McKinley's inception in 1990, and has over 37 years of investment experience. Robert A. Gillam, CFA, Director of Global Equities, joined McKinley in 1993 and has over 14 years of investment experience. Greg Samorajski, CFA, a Portfolio Manager, joined McKinley in 1997 and has over 26 years of investment experience. Frederic Parke, a Portfolio Manager, joined McKinley in 1997 and has over 23 years of investment experience. Sheldon Lien, CFA, a Portfolio Manager, joined McKinley in 1996 and has over 12 years of investment experience. Brandon Rinner, CFA, a Portfolio Manager, joined McKinley in 1998 and has over 9 years of investment experience. Paul Hanson, CFA, a Portfolio Manager, joined McKinley in 2000 and has over 10 years of investment experience. Mr. Badgley has been a Portfolio Manager at McKinley Capital since 2006 and has over 11 years of investment experience. Prior to joining McKinley in 2004 as a Research Analyst, he worked on the currency futures trading desk for Aspire Trading for 2 years.

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a sub-adviser to the Small Cap Growth Fund. A team of investment professionals at PanAgora manages the portion of the Small Cap Growth Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, PhD, Ronald Hua, CFA, Kenneth Masse, CFA and Sanjoy Ghosh, PhD. Mr. Sorensen, President and CEO, is responsible for PanAgora's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for PanAgora's dynamic equity strategies. Mr. Masse, a Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 13 years. Mr. Ghosh, a Portfolio Manager, is also responsible for PanAgora's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of structured equity and director of quantitative research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Growth Fund. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager, serves as the portfolio manager for the portion

79

SEI / PROSPECTUS

of the Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management as an investment professional in 1994. Mr. Rome became an equity portfolio manager and Vice President in 2001, and a Senior Vice President in 2005.

SMALL/MID CAP DIVERSIFIED ALPHA FUND:

Integrity Asset Management, LLC: Integrity Asset Management, LLC (Integrity), located at 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to Integrity. The team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, J. Bryan Tinsley, CFA, Mirsat Nikovic, CFA and William H. McNett, CFA. Messrs. Bandi, DeMonica, Friedman, Gilbert, Tinsley and McNett have been with Integrity for four years and are currently responsible for participating in security selection for the Small/Mid Cap Diversified Alpha Fund. Mr. Nikovic joined the firm in 2007 and also participates in security selection for the Fund. Prior to joining Integrity, Mr. Brandi, Mr. DeMonica, Mr. Gilbert, Mr. Tinsley and Mr. Friedman were all employed by National City Investment Co. as a Managing Director, Portfolio Manager, Equity Analyst, Senior Equity Analyst, and Senior Portfolio Manager, respectively. Mr. Nikovic was a Senior Equity Analyst and Trader for Warrington Partners from 2005-2007. Mr. McNett was a Principal at Turner Investments and worked in the Client Services department form 1999-2003.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, a CFA and Principal, is the Chairman of LA Capital and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, a CFA and Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, a CFA and Principal, is the Director of Research for LA Capital. Mr. Matsuda, a CFA and Principal, is the Director of Trading for LA Capital. Ms. Kugler, a Principal, is the Director of Implementation for LA Capital. Prior to 2002, all members of the team were employed by Wilshire Asset Management (Wilshire Associates). Mr. Stevens was a Senior Managing Director and Principal at Wilshire. Mr. Reynolds and Mr. Borger were Managing Directors and Principals at Wilshire, and Mr. Matsuda was a Vice President and Principal at Wilshire.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. The portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. From 1991 to 2001, Mr. Eysenbach was a Managing Director and Director of Quantitative Products at Scudder Investments.

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. A team of investment professionals at PanAgora manages the portion of the

80

SEI / PROSPECTUS

Small/Mid Cap Diversified Alpha Fund's assets allocated to PanAgora. The team consists of Eric Sorensen, Ph.D., Ronald Hua, CFA, Kenneth Masse, CFA, and Sanjoy Ghosh, Ph.D. Mr. Sorensen, President and CEO, is responsible for the firm's business and investment activities. Mr. Hua, Director of Equity Investments, is responsible for the firm's dynamic equity strategies. Mr. Masse, Portfolio Manager, is responsible for portfolio construction, securities trading, and ongoing investment monitoring and research. Mr. Masse has been with PanAgora for 14 years. Mr. Ghosh, Portfolio Manager, is also responsible for the firm's dynamic equity strategies. Messrs. Sorensen, Hua and Ghosh all joined PanAgora from Putnam Investments in 2004. Mr. Sorensen had been with Putnam since 2000, where he was Chief Investment Officer of Structured Equity and Director of Quantitative Research. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000, where he was a portfolio manager on the structured equity team.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. A team of investment professionals, led by Tim Cunneen, CFA, a Senior Portfolio Manager, and Daniel Dektar, an Executive Vice President, manages the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to Smith Breeden. Mr. Cunneen joined Smith Breeden in 1998 and has 14 years of investment experience. He has served as a Senior Portfolio Manager for the past 5 years. His primary focus is the management of short duration portfolios. He also analyzes potential investments and execution of such investments in the fixed-rate MBS market. Mr. Dektar joined Smith Breeden in 1986 and has 24 years of investment experience. He has been Smith Breeden's Chief Investment Officer for the past 5 years.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small/Mid Cap Diversified Alpha Fund. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager, serves as the portfolio manager for the portion of the Small/Mid Cap Diversified Alpha Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management as an investment professional in 1994. Mr. Rome became an equity portfolio manager and Vice President in 2001, and a Senior Vice President in 2005.

MID-CAP FUND:

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as the Sub-Adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. From 1991 to 2001, Mr. Eysenbach was a managing director and director of quantitative products at Scudder Investments.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund's assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD,

81

SEI / PROSPECTUS

Stacie L. Mintz, Daniel Carlucci, CFA and Devang Gambhirwala. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has been with QMA for 21 years. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund and also conducts equity market research for all quantitative core equity portfolios. He has been with QMA for 11 years and has 15 years of investment experience. Ms. Mintz, a Principal at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. She also manages the overall asset allocation for several large pension and manages several retail balanced portfolios and institutional equity portfolios. She has been with QMA for 16 years and has 14 years of investment experience. Mr. Carlucci, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He also co-manages several large-cap core and small-cap core equity portfolios and is responsible for managing QMA's managed account strategies including its ADR portfolio. Prior to his current assignment, Mr. Carlucci was an Investment Analyst with QMA's Value Equity team, where he assisted with the management of quantitative large-cap institutional portfolios. Mr. Carlucci has 19 years of investment experience and 22 years at QMA. Mr. Gambhirwala, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the Mid-Cap Fund. He is also responsible for the management of structured products. Previously, Mr. Gambhirwala worked as a quantitative research analyst and as assistant portfolio manager. All years of experience at QMA includes experience with predecessors and affiliates as of September 30, 2007.

U.S. MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund's assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 11 years ago. Greg McMurran, Chief Investment Officer and Portfolio Manager, has been Chief Investment Officer since 1998 and a member of the portfolio management team since joining Analytic 30 years ago. Steve Sapra, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 7 years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. McMurran works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm for 14 years. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO for 20 years. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO for 16 years. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO for 9 years. Ms. Moore

82

SEI / PROSPECTUS

also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO for 7 years.

GLOBAL MANAGED VOLATILITY FUND:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Global Managed Volatility Fund's assets allocated to Acadian. Ronald D. Frashure, President and Chief Executive Officer, plays a key role in Acadian's investment and quantitative management. Mr. Frashure has been with Acadian for 20 years. John R. Chisholm, Executive Vice President and co-Chief Investment Officer, is responsible for oversight of portfolio management and research efforts. Mr. Chisholm has been with the firm for 20 years. Brian K. Wolahan, a Senior Vice President and co-Director of Research, is responsible for developing and applying quantitative techniques to the evaluation of markets and securities. Mr. Wolahan joined Acadian in 1990. Raymond F. Mui, a Senior Vice President and Portfolio Manager, specializes in the development of investment strategies for the developed and emerging equity markets. Mr. Mui joined Acadian in 1991. Charles H. Wang, a Senior Vice President and co-Director of Research, is responsible for quantitative research, model implementation and emerging market country strategies. Mr. Wang joined Acadian in 2000. Messrs. Frashure, Chisholm, Wolahan, Mui and Wang have all held their current positions at Acadian for the past 5 years.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund's assets allocated to Analytic. The team's day-to-day portfolio management responsibilities are led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by David Krider, a Research Analyst. Mr. Bein joined the firm in 1995 as a portfolio manager and he became Chief Investment Officer in 2004. Mr. Krider joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm's Chief Technology Officer from 1996-2005. Greg McMurran, Chief Investment Officer and Portfolio Manager, has been Chief Investment Officer since 1998 and a member of the portfolio management team since joining Analytic 30 years ago. Harindra de Silva, PhD, President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund's assets for which it is responsible. Dr. de Silva has been a member of the U.S. equity team since joining Analytic 11 years ago.

REAL ESTATE FUND:

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a Sub-Adviser to the Real Estate Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Real Estate Fund's assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

83

SEI / PROSPECTUS

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst, serves as the portfolio manager for the portion of the Real Estate Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

ENHANCED INCOME FUND:

Highland Capital Management, L.P.: Highland Capital Management, L.P. (Highland Capital), located at 13455 Noel Road, Suite 800, Dallas, Texas 75240, serves as a Sub-Adviser to the Enhanced Income Fund. Mark Okada, Co-Founder and Chief Investment Officer, serves as the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to Highland Capital. Mr. Okada has been with the firm since its inception in 1993 and has been Highland's Chief Investment Officer for the past 5 years.

Record Currency Management Limited: Record Currency Management Limited (RCM), located at 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom, serves as a Sub-Adviser to the Enhanced Income Fund. The portfolio managers who are responsible for managing the portion of the Enhanced Income Fund's assets allocated to RCM are Bob Noyen, MBA, Peter Wakefield, MA, Robert Bloom, MSc, Dimitri Tikhonov, CFA, MBA, PhD, Ian Harrison, MA and Carl Beckley. These individuals are collectively responsible for portfolio design, risk budget optimization, performance analysis and attribution, and communication on all aspects of account design and portfolio performance. Mr. Noyen, a Managing Director and Chief Investment Officer, joined the firm in 1999 as Chief Investment Officer and became a Managing Director in 2000. Mr. Wakefield, a Managing Director and COO, also joined the firm in 1999 as Director of Product Strategy Consultancy and became a Managing Director in 2006. Mr. Bloom, a Director and Portfolio Manager, joined the firm in 2004. Before joining RCM, Mr. Bloom was a director and head of risk management of global foreign exchange trading at Citigroup since 2001. Mr. Tikhonov, a Director and Portfolio Manager, joined the firm in 2002 as a Quantitative Research Financial Analyst. He was appointed Associate Director of Research in early 2005 and transferred to Associate Director of Portfolio Management later that same year. Mr. Tikhonov was made a Director of Portfolio Management in 2006. Before joining RCM, Mr. Tikhonov received his MBA from Cambridge (2001-2002) and attended the Chartered Financial Analyst Program (2003-2005). Mr. Harrison, a Director and Portfolio Manager, joined the firm in 1989. He has been a Director within the group since March 1989. Mr. Beckley, a Director and Portfolio Manager, joined the firm in 2006. He has been a Director within the group since commencing with the firm.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager, serves as the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to Wellington Management. Mr. Smith joined Wellington Management as an investment professional in 1992. He became a fixed income portfolio manager and a Vice President in 2001, and has been a Senior Vice President since 2006.

CORE FIXED INCOME FUND:

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed

84

SEI / PROSPECTUS

Income Fund's assets allocated to MWAM. The team consists of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman. Mr. Rivelle, a Generalist Portfolio Manager and MWAM's Chief Investment Officer, is responsible for developing the firm's long-term economic outlook that guides strategies. Mr. Landmann, a Generalist Portfolio Manager, is responsible for co-managing security selection and the trade execution process. Mr. Kane, a Generalist Portfolio Manager and Managing Director, is responsible for co-managing security selection and the trade execution process. Mr. Lippman, a Generalist Portfolio Manager, is the person at MWAM primarily responsible for managing portfolio positions in high grade corporate securities. Messrs. Rivelle, Landmann and Kane founded MWAM in August 1996. Mr. Lippman has been with MWAM as a Generalist Portfolio Manager since October 2001.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Smith Breeden, led by Tim Rowe, Senior Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to Smith Breeden. Mr. Rowe is primarily responsible for the day-to-day management of the portion of the Core Fixed Income Fund's assets allocated to Smith Breeden. Mr. Rowe has been with Smith Breeden for 19 years and has 22 years of investment experience.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Bill Stevens, Tom O'Connor, Lynne Royer and Portfolio Manager Troy Ludgood manages the portion of the Core Fixed Income Fund's assets allocated to WellsCap. These four senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. He has served as Co-head, a Senior Portfolio Manager, Senior Managing Director and Chief Fixed Income Officer at WellsCap for the past 5 years. Mr. O'Connor joined Montgomery in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 5 years. Ms. Royer joined Montgomery in 1996, and began her investment career in 1985. She has served as a Senior Portfolio Manager, Director of Credit Research and Senior Analyst at WellsCap for the past 5 years. Mr. Ludgood joined WellsCap in 2004, and began his investment career in 2000. He has served as a Portfolio Manager and Senior Trader at WellsCap for the past 5 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy, which is employed by the Core Fixed Income Fund.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt and Mark Lindbloom, manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the day-to-day strategic oversight of the investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Moody and Eichstaedt have each served as portfolio managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006. Prior to joining Western Asset, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management, Inc.

85

SEI / PROSPECTUS

Western Asset Management Company Limited: Western Asset Management Company Limited (Western), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Core Fixed Income Fund. S. Kenneth Leech, Chief Investment Officer, and Stephen A. Walsh, Deputy Chief Investment Officer, manage the portion of the Core Fixed Income Fund's allocated to Western. Messrs. Leech and Walsh are responsible for the day-to-day strategic oversight of the investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Leech and Walsh have each served as portfolio managers for Western Asset for over 10 years.

HIGH YIELD BOND FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 1999 Avenue of the Stars, Suite 1900, Los Angeles, CA 90067, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella, David Sachs and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst, and became a co-Portfolio Manager in 2005. Mr. Brufsky and Mr. Cascella have over 16 years and 10 years, respectively, of experience with the leveraged finance asset class. Mr. Sachs, co-Chairman of the Ares capital markets group investment committee, joined Ares as a founding partner in 1997 and has over 25 years of experience in leveraged finance and managing structured funds. Mr. Leupp joined Ares in October 2003 and serves as a co-Portfolio Manager.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a Sub-Adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and Lead Portfolio Manager, and Thomas Hauser, a Vice President, manage the portion of the High Yield Bond Fund's assets allocated to JPMIM. Mr. Cook is lead portfolio manager for all high-yield assets and absolute return credit products. Mr. Hauser is responsible for co-managing all high yield total return assets and absolute return credit products as well as overseeing the high yield trading effort. Messrs. Cook and Hauser have been portfolio managers at JPMIM since June 2004. Prior to joining JPMIM in 2004, they were employed as portfolio managers at 40/86 Advisors.

Nomura Corporate Research and Asset Management Inc.: Nomura Corporate Research and Asset Management Inc. (NCRAM), located at 2 World Financial Center, Building B, 17th Floor, New York, New York 10281, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Levine, Stephen S. Kosten and Amy Yu manage the portion of the High Yield Bond Fund's assets allocated to NCRAM. Mr. Levine has been President, Chief Executive Officer and Chief Investment Officer of NCRAM since the firm's inception in 1991. Mr. Kosten, who is responsible for the day-to-day management of the selection of investments, is a Managing Director and Portfolio Manager. He joined NCRAM in 1999. Amy Yu, CFA, who is responsible for assisting the portfolio managers in the selection of investments, has been an Assistant Vice President and Assistant Portfolio Manager since 2004 and was promoted to Director in May 2007. She joined NCRAM in 1999 as a credit analyst.

SEI Investments Management Corporation: SEI Investments Management Corporation (SIMC), located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the High Yield Bond Fund. James F. Smigiel, Gregory A. Soeder, CFA, and David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the High Yield Bond Fund's assets in a manner that they believe will help the Fund achieve its investment goals. Mr. Smigiel, Global Head of Fixed Income, leads a global team of 20 investment professionals dedicated to the research, development, implementation and on-going oversight of a broad

86

SEI / PROSPECTUS

suite of fixed income strategies. Mr. Smigiel previously oversaw SIMC 's domestic Fixed Income Funds and was responsible for strategy development as well as manager evaluation and selection. Mr. Soeder joined SIMC in 1997 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Aniloff. His duties include strategy development and enhancement, manager analysis and selection and investment research across the Global High Yield capital markets. Mr. Soeder also spearheaded the development of SIMC 's structured credit capabilities and currently serves as co-portfolio manager focusing on security selection and portfolio construction. Mr. Aniloff joined SIMC in 2000 and currently serves as one of two senior portfolio managers on the Global High Yield Team with Mr. Soeder. Mr. Aniloff was also a key developer of SIMC 's structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC 's proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC 's suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Messrs. Smigiel, Soeder and Aniloff have each held their current positions with SIMC for more than 5 years.

REAL RETURN PLUS FUND:

Deutsche Investment Management Americas Inc.: Deutsche Investment Management Americas Inc. (Deutsche), located at 345 Park Avenue, New York, New York 10154, serves as a Sub-Adviser to the Real Return Plus Fund. Two teams of investment professionals manage the portion of the Real Return Plus Fund's assets allocated to Deutsche. Robert Wang and Thomas Picciochi are members of the integrated Global Alpha Platform (iGAP) Team at Deutsche. Mr Wang, a Managing Director and Head of Quantitative Strategies Portfolio Management, joined Deutsche in 1995 as a fixed income portfolio manager and has held his current positions since September 1999. He is responsible for overseeing implementation and risk control for all quantitative strategies. Mr. Picciochi, a Director and Senior Portfolio Manager for Quantitative Strategies, joined Deutsche in 1999. He was a Director and Portfolio Manager for the Absolute Return Strategies group from October 2000-February 2005 and was made Director and Senior Portfolio Manager of Quantitative Strategies in March 2005. Bill Chepolis and Matthew MacDonald are members of the TIPS Team at Deutsche. Mr. Chepolis, CFA, a Managing Director and Portfolio Manager, joined Deutsche in 1998 as a Vice President. He became a Managing Director in 2002 and a Portfolio Manager for the TIPS team in 2005. Mr. MacDonald, CFA, a Director and Portfolio Manager, joined Deutsche in 2006. Prior to joining Deutsche, he had 14 years of fixed income experience at Bank of America Global Structured Products, at PPM America, Inc., where he was portfolio manager for public fixed income including MBS, ABS, CDOs and corporate bonds.

First Quadrant, L.P.: First Quadrant, L.P. (First Quadrant), located at 800 E. Colorado Blvd., Suite 900, Pasadena, California 91101, serves as a Sub-Adviser to the Real Return Plus Fund. A team of investment professionals manages the portion of the Real Return Plus Fund's assets allocated to First Quadrant. The team members include Max Darnell, Ken Ferguson, Dori Levanoni and Todd Miller. Mr. Darnell, Partner and Chief Investment Officer, joined First Quadrant in 1991 and managed the firm's derivatives research through the latter half of the 1990s. He was Director of Asset Allocation Research from March 1996 until July 2000, and Director of Research from July 2000 until he became Chief Investment Officer in 2003. Mr. Ferguson, PhD, Partner and co-Director of Global Derivatives, joined First Quadrant in 1994. He was Director of Research from February 2000 until January 2005, when he became co-Director of Global Derivatives with Mr. Levanoni. Mr. Ferguson holds primary responsibility for research and development of the firm's global derivatives products. Mr. Levanoni,

87

SEI / PROSPECTUS

Partner and co-Head of Global Derivatives, joined First Quadrant in 1991 as a research intern. In 1998 he joined the firm's investment research team, subsequently becoming the Manager of Currency Research at the end of 1999, Director and Currency Product Strategist in 2002, co-Director of Global Derivatives in 2005, and Partner in 2006. Mr. Miller, CFA, Partner and Head of Trading, joined First Quadrant in 1995 and is in charge of implementing the firm's multi-billion dollar derivatives, options-based hedge strategies and option overlay strategies. In addition to his current role as head of trading, Mr. Miller has been Director of Options and Derivative Products for First Quadrant since July 2001.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and ownership, if any, of securities in the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class I Shares of the Funds.

The Funds offer Class I Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds' transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

88

SEI / PROSPECTUS

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security's price cannot be obtained from an independent pricing agent, the Funds will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds' Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

89

SEI / PROSPECTUS

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds' administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

90

SEI / PROSPECTUS

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. These policies and procedures do not apply with respect to money market funds. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

91

SEI / PROSPECTUS

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

92

SEI / PROSPECTUS

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

93

SEI / PROSPECTUS

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class I Shares, shareholder servicing fees and administrative fees, as a percentage of average daily net assets, may each be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in each Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Real Estate and Enhanced Income Funds distribute their investment income quarterly, while the Global Managed Volatility and Real Return Plus Funds distribute their investment income annually. The Core Fixed Income, High Yield Bond and Small/Mid Cap Diversified Alpha Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

94

SEI / PROSPECTUS

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. If you are a taxable investor the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Funds receive from an REIT will be treated as qualified dividend income only to the extent so designated by the REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the Real Return Plus, Real Estate, High Yield Bond, Enhanced Income and Core Fixed Income Funds will primarily consist of ordinary income and that distributions from the Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and other types of income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Global Managed Volatility Fund.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

More information about taxes is in the Funds' SAI.

95

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended September 30, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through September 30, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

The Class I Shares of the Mid-Cap, Real Estate, High Yield Bond and Real Return Plus Funds did not have performance information as of September 30, 2007.

FOR THE PERIODS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Value Fund
CLASS I
2007	$23.52	$0.35	(1)	$2.69	(1)	$3.04	$(0.35)	$(2.26)	$(2.61)	$23.95	13.64%	$29,072	1.11%	1.11%	1.22%	1.49%	36%
2006	22.43	0.31	(1)	2.42	(1)	2.73	(0.32)	(1.32)	(1.64)	23.52	13.16	31,308	1.11	1.12	1.22	1.40	58
2005	19.78	0.29	(1)	2.77	(1)	3.06	(0.29)	(0.12)	(0.41)	22.43	15.61	24,735	1.11	1.11	1.22	1.37	44
2004	16.80	0.25	(1)	2.98	(1)	3.23	(0.25)	—	(0.25)	19.78	19.33	20,180	1.10	1.10	1.22	1.33	46
2003	13.94	0.21	(1)	2.86	(1)	3.07	(0.21)	—	(0.21)	16.80	22.17	9,086	1.10	1.10	1.22	1.36	106
Large Cap Growth Fund
CLASS I
2007	$19.75	$—	*(1)	$3.73	(1)	$3.73	$— *	$—	$—	$23.48	18.91%	$25,196	1.11%	1.11%	1.27%	0.01%	55%
2006	19.04	(0.01	)(1)	0.72	(1)	0.71	—	—	—	19.75	3.73	27,780	1.11	1.12	1.27	(0.07)	89
2005	17.00	0.04	(1)	2.07	(1)	2.11	(0.07)	—	(0.07)	19.04	12.42	29,689	1.11	1.11	1.27	0.22	52
2004	15.68	(0.05	)(1)	1.37	(1)	1.32	—	—	—	17.00	8.42	28,431	1.10	1.10	1.27	(0.28)	36
2003	12.92	(0.03	)(1)	2.79	(1)	2.76	— *	—	— *	15.68	21.37	12,323	1.10	1.10	1.27	(0.24)	72

96

SEI / PROSPECTUS

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Diversified Alpha Fund
CLASS I
2007		$10.38	$0.11	(1)	$1.48	(1)	$1.59	$(0.11)	$(0.08)	$(0.19)	$11.78	15.42%	$517	1.46	%(6)	1.46	%(6)	1.54%	0.99%	84%
2006	(2)	10.28	0.01	(1)	0.09	(1)	0.10	—	—	—	10.38	0.97	21	1.08	‡	1.08	‡	1.15	1.12	72
S&P 500 Index Fund
CLASS I
2007	(3)	$41.51	$0.28	(1)	$3.09	(1)	$3.37	$(0.14)	$—	$(0.14)	$44.74	8.12%	$13,233	0.65%		0.65%		0.78%	1.29%	2%
2007	(4)	38.43	0.53	(1)	3.71	(1)	4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65		0.65		0.78	1.34	6
2006	(4)	36.26	0.47	(1)	3.46	(1)	3.93	(0.44)	(1.32)	(1.76)	38.43	11.02	13,144	0.65		0.65		0.78	1.25	18
2005	(4)	34.72	0.51	(1)	1.56	(1)	2.07	(0.50)	(0.03)	(0.53)	36.26	5.97	11,452	0.65		0.65		0.78	1.44	11
2004	(4)	26.22	0.34	(1)	8.60	(1)	8.94	(0.44)	—	(0.44)	34.72	34.28	6,370	0.65		0.65		0.78	1.06	7
2003	(4)(5)	30.63	0.33		(4.46)		(4.13)	(0.28)	—	(0.28)	26.22	(13.53)	1,707	0.65		0.65		0.78	1.17	7
Small Cap Value Fund
CLASS I
2007		$21.21	$(0.01	)(1)	$2.21	(1)	$2.20	$(0.09)	$(2.15)	$(2.24)	$21.17	10.41%	$14,089	1.36%		1.38%		1.52%	(0.04)%	86%
2006		21.52	—	(1)	1.98	(1)	1.98	(0.03)	(2.26)	(2.29)	21.21	10.11	14,293	1.36		1.38		1.52	0.06	72
2005		20.71	(0.01	)(1)	4.03	(1)	4.02	(0.02)	(3.19)	(3.21)	21.52	20.88	12,713	1.36		1.36		1.52	(0.03)	71
2004		17.44	(0.02	)(1)	4.31	(1)	4.29	(0.02)	(1.00)	(1.02)	20.71	25.29	7,400	1.35		1.35		1.52	(0.09)	89
2003		13.99	0.04	(1)	3.90	(1)	3.94	(0.05)	(0.44)	(0.49)	17.44	28.91	2,572	1.35		1.35		1.52	0.23	99
Small Cap Growth Fund
CLASS I
2007		$18.32	$(0.14	)(1)	$3.39	(1)	$3.25	$—	$—	$—	$21.57	17.74%	$9,323	1.36%		1.38%		1.52%	(0.67)%	135%
2006		17.67	(0.12	)(1)	0.77	(1)	0.65	—	—	—	18.32	3.68	11,910	1.36		1.38		1.52	(0.65)	99
2005		15.02	(0.14	)(1)	2.79	(1)	2.65	—	—	—	17.67	17.64	11,077	1.36		1.36		1.52	(0.85)	116
2004		14.03	(0.14	)(1)	1.13	(1)	0.99	—	—	—	15.02	7.06	8,530	1.35		1.35		1.52	(0.90)	124
2003		9.59	(0.11	)(1)	4.55	(1)	4.44	—	—	—	14.03	46.30	5,339	1.35		1.35		1.52	(0.91)	166
U.S. Managed Volatility Fund
CLASS I
2007	(7)	$13.54	$0.01		$(0.05)		$(0.04)	$(0.07)	$—	$(0.07)	$13.43	(0.32)%	$1	1.36%		1.36%		1.86%	0.19%	112%

97

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Global Managed Volatility Fund
CLASS I
2007 (7)	$11.45	$0.01	(1)	$(0.26)		$(0.25)	$—	$—	$—	$11.20	(2.18)%	$1	1.36%	1.36%	2.26%	0.23%	119%
Enhanced Income Fund
2007 (7)	$10.25	$0.15		$(0.35)		$(0.20)	$(0.14)	$—	$(0.14)	$9.91	(2.01)%	$11	1.09%	1.09%	1.56%	5.78%	43%
Core Fixed Income Fund
CLASS I
2007	$10.29	$0.41	(1)	$(0.03	)(1)	$0.38	$(0.48)	$—	$(0.48)	$10.19	3.74%	$12,890	0.89%	0.89%	1.09%	3.96%	413%
2006	10.43	0.45	(1)	(0.11	)(1)	0.34	(0.45)	(0.03)	(0.48)	10.29	3.44	14,035	0.88	0.88	1.09	4.37	478
2005	10.65	0.38	(1)	(0.12	)(1)	0.26	(0.39)	(0.09)	(0.48)	10.43	2.48	12,979	0.86	0.86	1.09	3.60	557
2004	10.71	0.34	(1)	0.09	(1)	0.43	(0.36)	(0.13)	(0.49)	10.65	4.12	10,420	0.86 **	0.86 **	1.09	3.25	430
2003	10.67	0.37	(1)	0.28	(1)	0.65	(0.39)	(0.22)	(0.61)	10.71	6.37	5,931	0.85	0.85	1.09	3.46	470

† Returns and turnover rates are for the period indicated and have not been annualized.

‡ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.75%.

* Amount represents less than $0.01.

** The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.85%.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(3) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(4) For the year or period ended March 31.

(5) Commenced operations on June 28, 2002. All ratios for the period have been annualized.

(6) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.20%.

(7) Commenced operations on June 29, 2007. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

98

Notes:

Notes:

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2008 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:  http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI-F-105 (1/08)